Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document And Entity [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Feb 5, 2013
Entity Registrant Name	22nd Century Group, Inc.
Entity Central Index Key	0001347858
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 5,941	$ 252,249	$ 310
Grant receivable			223,540
Due from related party	23,969	15,491
Due from officers		7,714
Inventory	1,154,190	678,123	308,662
Prepaid expenses	26,342	17,675	211,717
Total current assets	1,210,442	971,252	744,229
Other assets:
Patent and trademark costs, net	1,366,184	1,387,104	1,467,623
Office furniture and fixtures, net	6,488	7,862
Deferred private placement costs	46,875		587,133
Deferred debt issuance costs, net	8,464	22,405
Deposits			1,535
Total other assets	1,428,011	1,417,371	2,056,291
Total assets	2,638,453	2,388,623	2,800,520
Current liabilities:
Demand bank loans	174,925	174,925	174,925
Accounts payable	1,308,138	1,064,892	2,900,684
Accrued interest payable to related parties	3,719	21,502	190,977
Accrued expenses	554,412	545,578	227,724
Deferred grant revenue			223,540
Notes payable to shareholders, net of unamortized discount		25,000	1,095,643
Notes payable	623,000	400,000
Convertible notes, net of unamortized discount	1,551,054	641,886
Due to related party			6,942
Due to officers	50,206		3,200
Total current liabilities	4,265,454	2,873,783	4,823,635
Long term notes payable to shareholders, net of unamortized discount		140,000	65,557
Long term portion of notes payable		37,000
Convertible notes, net of unamortized discount	77,720
Warrant liability	653,933	550,000
Total liabilities	4,997,107	3,600,783	4,889,192
Commitments and contingencies
Shareholders' deficit
Preferred shares 10,000,000 authorized: $.00001 par value: 0 shares issued and outstanding
Common shares 300,000,000 authorized: $.00001 par value	312	273
Capital in excess of par value	7,112,246	5,822,882	3,598,856
Accumulated deficit	(9,471,212)	(7,041,297)	(5,687,394)
Non-controlling interest - consolidated subsidiary		5,982	(134)
Total shareholders' deficit	(2,358,654)	(1,212,160)	(2,088,672)
Total liabilities and shareholders' deficit	$ 2,638,453	$ 2,388,623	$ 2,800,520

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares issued	31,048,979	27,209,646	16,000,000
Common stock, shares outstanding	31,048,979	27,209,646	16,000,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenue	$ 15,683	$ 529,370	$ 15,683	$ 801,636	$ 788,601	$ 49,784
Other income - therapeutic grant		80,000		223,540	223,540
Total revenue	15,683	609,370	15,683	1,025,176	1,012,141	49,784
Operating expenses:
Costs of goods sold	60,852	130,495	60,852	224,146	418,171	27,964
Research and development	155,318	711,996	484,316	1,509,050	2,097,980	363,781
General and administrative	370,240	451,087	1,732,162	1,381,480	1,785,543	590,826
Sales and marketing costs	11,363	37,106	46,045	267,810	286,033
Amortization and depreciation	50,458	44,630	146,374	132,432	179,953	164,456
Total operating expenses	648,231	1,375,314	2,469,749	3,514,918	4,767,680	1,147,027
Operating loss	(632,548)	(765,944)	(2,454,066)	(2,489,742)	(3,755,539)	(1,097,243)
Other income (expense):
Warrant liability - net	535,017	337,500	1,167,416	337,500	2,511,750
Interest expense and amortization of debt discount and expense:
Related parties	(55,793)	(9,401)	(194,074)	(28,177)	(45,932)	(265,221)
Other	(295,601)	(12,526)	(950,647)	(24,939)	(58,066)	(61,183)
Total other income (expense)	183,623	315,573	22,695	284,384	2,407,752	(326,404)
Net loss	(448,925)	(450,371)	(2,431,371)	(2,205,358)	(1,347,787)	(1,423,647)
Net loss (income) attributable to non-controlling interest		(14,711)	1,456	(13,004)	(6,116)	15
Net loss attributed to common shareholders	$ (448,925)	$ (465,082)	$ (2,429,915)	$ (2,218,362)	$ (1,353,903)	$ (1,423,632)
Loss per common share - basic and diluted	$ (0.01)	$ (0.02)	$ (0.08)	$ (0.08)	$ (0.05)	$ (0.11)
Common shares used in basic earnings per share calculation	31,048,979	27,209,646	29,477,387	26,263,743	26,391,204	12,437,983

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (2,431,371)	$ (2,205,358)	$ (1,347,787)	$ (1,423,647)
Adjustments to reconcile net loss to cash used by operating activities:
Amortization and depreciation	146,374	132,432	179,953	164,456
Amortization of debt issuance costs	18,954		1,095	35,923
Amortization of debt discount	1,053,987	3,999	34,087	126,624
Interest due to debt conversion	31,350
Gain warrant liability - derivative	(1,167,416)	(337,500)	(2,511,750)
Equity based employee compensation expense	776,441	327,458	376,437	144,345
Equity based payments for outside services	116,940			2,192
Note issued for employee compensation obligation				9,537
Note issued for obligation for outside services				2,192
Convertible note issued for outside services			60,000
(Increase) decrease in assets:
Accounts receivable		(86,682)
Grant receivable		223,540	223,540	(223,540)
Inventory	(476,067)	(524,734)	(369,461)	(253,639)
Prepaid expenses	162,579	129,294	194,040	(211,717)
Deposits		1,535	1,535
Increase (decrease) in liabilities:
Accounts payable	473,920	(65,811)	(222,660)	190,524
Accrued interest payable to related parties	(17,783)	(163,101)	(162,774)	112,047
Accrued expenses	8,842	314,722	317,855	191,224
Deferred revenue		(223,540)	(223,540)	223,540
Net cash used by operating activities	(1,303,248)	(2,473,746)	(3,449,430)	(909,939)
Cash flows from investing activities:
Acquisition of patents and trademarks		(570,641)	(598,191)	(108,116)
Acquisition of office furniture and fixtures		(9,106)	(9,106)
Net cash used by investing activities		(579,747)	(607,297)	(108,116)
Cash flows from financing activities:
Payment of deferred private placement costs				(60,976)
Payment on demand loan				(71,810)
Proceeds from issuance of notes and warrants to shareholders			215,000	723,271
Proceeds from issuance of notes	56,000	215,000
Deferred private placement costs	(10,000)
Proceeds from issuance of convertible notes	210,000		1,300,000
Payment of debt issuance costs			(23,500)
Payments on borrowings - notes payable to shareholders			(393,276)	(4,390)
Payments on borrowings - notes payable	(35,000)	(458,275)	(50,000)
Proceeds from issuance of common stock				549,870
Net payments to related party	(8,478)	(21,272)	(22,433)	(120,028)
Net (payments to) advances from officers	57,920	28,217	(10,914)	2,270
Net cash provided by financing activities	1,056,942	3,057,558	4,308,666	1,018,207
Net (decrease) increase in cash	(246,308)	4,065	251,939	152
Cash - beginning of period	252,249	310	310	158
Cash - end of period	5,941	4,375	252,249	310
Cash paid during the period for interest	13,529	191,524	196,539	16,890
Cash paid during the period for income taxes
Reduction of accounts payable not related to operating activities:
Common stock issued as payment of accounts payable	(359,754)
Common stock issued as payment of deferred private placement costs	36,875
Payment of accounts payable for deferred private placement costs		500,000	526,127
Payment of accounts payable for patent costs		526,127	500,000
Accounts payable converted to promissory notes		587,000	587,000
Supplemental Accounts Payable, Total	396,629	1,613,127	1,613,127
Common stock issued for prepaid services	171,246
Non controlling interest acquired for common stock	4,526
Deferred private placement costs charged to contributed capital		587,133	587,133
Notes payable converted to common shares	120,750
Conversion of shareholder note and accrued interest to common shares and warrants		614,070	614,070	31,311
Conversion of shareholder note to convertible debt			215,000
Conversion of note payable to convertible note			100,000
Original issue discount on convertible debt	12,600		251,250
Beneficial conversion value upon issuance of convertible debt recorded as debt discount and an increase in capital in excess of par value	63,600		1,062,759
Issuance of warrants as derivative liability instruments upon conversion of note payable	152,100
Issuance of warrants as derivative liability instruments	92,750	3,061,750
Issuance of warrants as derivative liability instruments and reduction of capital in excess of par value			3,061,750
Patent and trademark additions included in accounts payable	124,080			39,796
Deferred private placement cost additions included in accounts payable	5,000			526,157
January 25, 2011[Member]
Cash flows from financing activities:
Net proceeds from private placement		3,293,888	3,293,789
May 15, 2012 [Member]
Cash flows from financing activities:
Net proceeds from private placement	$ 786,500

CONSOLIDATED STATEMENT OF SHAREHOLDERS' DEFICIT (USD $)	Total	January 25, 2011[Member]	May 15, 2012 [Member]	Common Shares [Member]	Common Shares [Member] January 25, 2011[Member]	Common Shares [Member] May 15, 2012 [Member]	Contributed Capital [Member]	Contributed Capital [Member] January 25, 2011[Member]	Contributed Capital [Member] May 15, 2012 [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] January 25, 2011[Member]	Accumulated Deficit [Member] May 15, 2012 [Member]	Non-controlling Interest [Member]	Non-controlling Interest [Member] January 25, 2011[Member]	Non-controlling Interest [Member] May 15, 2012 [Member]
Beginning balance at Dec. 31, 2009	$ (1,797,743)						$ 2,466,138			$ (4,263,762)			$ (119)
Beginning balance,shares at Dec. 31, 2009				7,089,940
Warrants issued	405,000						405,000
Common Stock issued	549,870						549,870
Common Stock issued, shares				3,380,908
Common Stock issued in exchange for services	2,192						2,192
Common Stock issued in exchange for services, shares				8,132
Common Stock issued as compensation in lieu of cash	68,237						68,237
Common Stock issued as compensation in lieu of cash, shares				346,493
Common Stock issued as compensation	33,000						33,000
Common Stock issued as compensation, shares				204,053
Expensed portion of warrants as compensation	43,108						43,108
Conversion of shareholder note and accrued interest to common stock	31,311						31,311
Conversion of shareholder note and accrued interest to common stock, shares				165,951
Stock-based compensation	144,345
Warrants exercised for common stock
Warrants exercised for common stock, shares				4,804,523
Net income (loss)	(1,423,647)									(1,423,632)			(15)
Ending balance at Dec. 31, 2010	(2,088,672)						3,598,856			(5,687,394)			(134)
Ending balance, shares at Dec. 31, 2010				16,000,000
Distribution of warrants	(1,550,000)						(1,550,000)
Common Stock issued in private placement		2,335,103						2,335,103
Common Stock issued in private placement, shares					5,434,446
Merger of 22nd Century Limited and 22nd Century Group				268			(268)
Merger of 22nd Century Limited and 22nd Century Group, shares				5,325,200
Stock-based compensation	376,437			5			376,432
Stock-based compensation, shares				450,000
Beneficial conversion feature of convertible debt	1,062,759						1,062,759
Net income (loss)	(1,347,787)									(1,353,903)			6,116
Ending balance at Dec. 31, 2011	(1,212,160)			273			5,822,882			(7,041,297)			5,982
Ending balance, shares at Dec. 31, 2011				27,209,646
Stock based compensation under Equity Incentive Plan	690,975			7			690,968
Stock based compensation under Equity Incentive Plan, shares				700,000
Common stock issued as payment of services and accounts payable	534,828			13
Common stock issued as payment of services and accounts payable, shares				1,267,500			534,815
Common stock issued upon exercise of Convertible Notes				2			(2)
Common stock issued upon exercise of Convertible Notes, shares				161,000
Common Stock issued in private placement			(4,526)			17			(17)						(4,526)
Common Stock issued in private placement, shares			1,710,833			1,710,833
Stock-based compensation	776,441
Beneficial conversion feature of convertible debt	63,600						63,600
Net income (loss)	(2,431,371)									(2,429,915)			(1,456)
Ending balance at Sep. 30, 2012	$ (2,358,654)			$ 312			$ 7,112,246			$ (9,471,212)
Ending balance, shares at Sep. 30, 2012				31,048,979

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT (Parenthetical)	12 Months Ended
Dec. 31, 2011
CONSOLIDATED STATEMENT OF SHAREHOLDERS' DEFICIT [Abstract]
Distribution of warrants for common stock, warrants	5,000,000

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1. - NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Introduction - These unaudited consolidated financial statements of 22nd Century Group, Inc. ("22nd Century Group") and its direct and indirect subsidiaries (collectively with 22nd Century Group, the "Company") incorporate and reflect the reverse acquisition of 22nd Century Limited, LLC by 22nd Century Group as described below.

On January 25, 2011, 22nd Century Limited, LLC ("22nd Century Ltd") completed a reverse merger transaction (the "Merger") with 22nd Century Group (formerly Touchstone Mining Limited). As a result, 22nd Century Ltd became a wholly owned subsidiary of 22nd Century Group which continues to operate the business of 22nd Century Ltd. In connection with the Merger, 22nd Century Group issued 21,434,446 shares of its common stock to the holders of limited liability company membership interests of 22nd Century Ltd, whose share amount represented 80.1% of the outstanding shares immediately following the Merger. All references contained herein to shareholders or common shares include the historical members and limited liability company membership interests of 22nd Century Ltd because, in the Merger, limited liability company membership interests were exchanged for common shares on a one-for-one basis and from an accounting standpoint they are equivalent.

The Merger is being accounted for as a reverse acquisition and a recapitalization; 22nd Century Ltd is the acquirer for accounting purposes. Consequently, the assets and liabilities and the historical operations that are reflected in the financial statements set forth herein for periods prior to the Merger are those of 22nd Century Ltd and are recorded at the historical cost basis of 22nd Century Ltd, and the consolidated financial statements set forth herein for periods beginning on and following completion of the Merger include the assets and liabilities of 22nd Century Ltd, historical operations of 22nd Century Ltd, and operations of 22nd Century Group from the closing date of the Merger.

Upon the closing of the Merger, 22nd Century Group transferred all of its operating assets and liabilities to Touchstone Split Corp. and split-off Touchstone Split Corp. through the sale of all of the outstanding capital stock of Touchstone Split Corp. (the "Split-Off"). After the completion of the Merger and Split Off, 22nd Century Group's consolidated financial statements include only the assets and liabilities of 22nd Century Ltd.

Immediately prior to the Merger on January 25, 2011, 22nd Century Ltd completed a private placement offering (the "Private Placement") of 5,434,446 securities (the "PPO Securities") at the purchase price of $1.00 per Unit, each such Unit consisting of one (1) limited liability company membership interest of 22nd Century Ltd and a five-year warrant to purchase one-half of one (1/2) limited liability company membership interest of 22nd Century Ltd at an exercise price of $1.50 per whole common share. In connection with the Private Placement, 22nd Century Ltd approved a prorata distribution of 5,016,722 five-year warrants to purchase one limited liability company membership interest at an exercise price of $3.00. These warrants were valued at $1,550,000 and classified as liabilities resulting in a decrease to contributed capital. Private Placement proceeds included $614,070 from the conversion of 22nd Century Ltd indebtedness into PPO Securities and $395,376 from the conversion of placement agent fees into PPO Securities, resulting in gross cash proceeds of $4,425,000. Private Placement expenses incurred included cash expenses of approximately $1,025,000 and non-cash expenses consisting of the placement agent fees of $395,376 which were converted into PPO Securities and $390,000 for the estimated fair value of 934,755 placement agent and advisor warrants issued to the placement agent. An additional $167,820 of cost was incurred in the second and third quarters of 2011 in connection with the registration process for the common stock issued in the Private Placement. 22nd Century Ltd/Group received net cash proceeds of approximately $3.2 million from the Private Placement and a reduction of debt and accrued interest obligations to shareholders that were on the balance sheet at December 31, 2010 of approximately $614,000, which was exchanged for equity interests in the offering. A portion of the proceeds, amounting to $1,511,750, was allocated to the warrants issued and classified as derivative liabilities.

Basis of Presentation - The accompanying unaudited statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments, consisting of normal recurring accruals, considered necessary for a fair and non-misleading presentation of the financial statements have been included.

The results of operations for any interim period are not necessarily indicative of results for the full year. Operating results for the nine months ended September 30, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012. The balance sheet at December 31, 2011 has been derived from the audited financial statements at that date, but does not include all of the information and footnotes required by GAAP for complete financial statements.

Nature of Business - 22nd Century Ltd, 22nd Century Group's wholly-owned subsidiary, is a plant biotechnology company specializing in technology that allows for the level of nicotine and other nicotinic alkaloids (e.g., nornicotine, anatabine and anabasine) in tobacco plants to be decreased or increased through genetic engineering and plant breeding. The Company owns or exclusively controls 105 issued patents in 78 countries plus an additional 38 pending patent applications. Hercules Pharmaceuticals, LLC ("Hercules Pharmaceuticals") and Goodrich Tobacco Company, LLC ("Goodrich Tobacco") are subsidiaries of 22nd Century Ltd and are business units for the Company's (i) smoking cessation product and (ii) premium cigarettes and potential modified risk tobacco products, respectively.

Principles of Consolidation - The accompanying consolidated financial statements include the accounts of 22nd Century Group, its wholly owned subsidiary, 22nd Century Ltd, and 22nd Century Ltd's wholly owned subsidiaries, Hercules Pharmaceuticals and Goodrich Tobacco. In May 2012, 22nd Century Ltd acquired from an employee the non-controlling membership units of Goodrich Tobacco that it did not own so that Goodrich Tobacco became a wholly owned subsidiary. All intercompany accounts and transactions have been eliminated.

Reclassifications - Certain items in the 2011 financial statements have been reclassified to conform to the 2012 classification.

Preferred stock authorized - the authorization is for "blank check" preferred stock, which could be issued with voting, liquidation, dividend and other rights superior to our common stock.

Inventory - Inventories are valued at the lower of cost or market. Cost is determined on the first-in, first-out (FIFO) method. Inventories are evaluated to determine whether any amounts are not recoverable based on slow moving or obsolete condition and are written off or reserved as appropriate. The Company's inventory consisted of the following categories:

	September 30,	December 31,
	2012	2011

Materials, mainly tobacco	$1,154,190	$678,123
Finished goods	-	-

Total	$1,154,190	$678,123

Intangible Assets - Intangible assets are recorded at cost and consist primarily of expenditures incurred with third parties related to the processing of patent claims and trademarks with government authorities. The Company also capitalized costs as a result of one of its exclusively licensed patent applications being subject to an interference proceeding invoked by the U.S. Patent and Trademark Office, which favorably resulted in the Company obtaining rights to a third party's issued patent. The amounts capitalized relate to patents the Company owns or to which it has exclusive rights and its trademarks, and exclude approximately $1.8 million recovered from a former licensee as direct reimbursements of costs incurred. These capitalized costs are amortized using the straight-line method over the remaining statutory life of the Company's primary patent family, which expires in 2019 (the assets' estimated lives). Periodic maintenance or renewal fees, which are generally due on an annual basis, are expensed as incurred. Annual minimum license fees are charged to expense in the year the licenses are effective. Total patent and trademark costs capitalized and accumulated amortization amounted to $2,187,892 and $821,708, respectively, as of September 30, 2012 ($2,063,812 and $676,708, respectively, as of December 31, 2011). The estimated annual amortization expense for the next five years is approximately $203,000.

Impairment of Long-Lived Assets - The Company reviews the carrying value of its amortizing long-lived assets whenever events or changes in circumstances indicate that the historical cost-carrying value of an asset may no longer be recoverable.

The Company assesses recoverability of the asset by estimating the future undiscounted net cash flows expected to result from the asset, including eventual disposition. If the estimated future undiscounted net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and its fair value. There was no impairment loss recorded during the nine months ended September 30, 2012 or 2011.

Deferred Debt Issuance Costs - The Company incurred costs related to a private placement of convertible notes that closed on December 16, 2011 ("Convertible Notes"). These costs were recorded in the balance sheet as a deferred charge and are being amortized over the one-year term of the Convertible Notes. The unamortized balance at September 30, 2012 is $8,464 ($22,405 as of December 31, 2011), which is expected to be fully amortized in the fourth quarter of 2012. Amortization expense for the three and nine months ended September 30, 2012 amounted to $5,859 and $18,954, respectively.

Income Taxes - Prior to the Merger, the Company was treated as a partnership for federal and state income tax purposes. As a result, there was no entity level income tax for periods prior to the Merger because all taxable income tax deductions and tax credits were passed through to the members of the Company. Following the Merger on January 25, 2011, the Company is treated as a corporation, subject to federal and state income taxes. Accordingly, as of the Merger date the Company is required to recognize deferred tax assets and liabilities for any basis differences in its assets and liabilities between tax and GAAP reporting, and for operating loss and credit carryforwards.

In light of the Company's history of cumulative losses management has determined that is it more likely than not that its net deferred tax asset will not be realized. Accordingly the Company established a valuation allowance to fully offset its net deferred tax asset as of September 30, 2012 and December 31, 2011.

The Company's federal and state tax returns for the years ended December 31, 2010 to December 31, 2011, including the pre-Merger short period from January 1, 2011 through January 25, 2011, are currently open to audit under the statutes of limitations. There are no pending audits as of September 30, 2012.

Stock Based Compensation - The Company uses a fair-value based method to determine compensation for all arrangements under which Company employees and others receive shares, options or warrants to purchase common shares of 22nd Century Group. Stock based compensation expense is recorded over the requisite service period based on estimates of probability and time of achieving milestones and vesting. For accounting purposes, the shares will be considered issued and outstanding upon vesting.

Debt Discounts - Original issue discount ("OID") is recorded equal to the difference between the cash proceeds, after allocation to warrants issued or issuable upon payment of the debt, and the face value of the debt when issued and amortized as interest expense during the term of the debt.

When the convertible feature of the conventional convertible debt is issued, the embedded conversion feature is evaluated to determine if bifurcation and derivative treatment is required and whether there is a beneficial conversion feature. When the convertible debt provides for an effective rate of conversion that is below market value, this feature is characterized as a beneficial conversion feature ("BCF"). Prior to the determination of the BCF, the proceeds from the debt instrument were first allocated between the convertible debt and any embedded or detachable free standing instruments that are included, such as common stock warrants. The proceeds allocated to any warrants are recorded as a debt discount.

For the Convertible Notes, bifurcation of the embedded conversion feature was not required and the Company recorded the OID and the BCF related to these Convertible Notes as a debt discount and recorded the Convertible Notes net of the discount related to both the OID and the BCF. Debt discount is amortized to interest expense over the life of the debt. In the case of any conversion prior to the maturity date there will be an unamortized amount of debt discount that relates to such conversion. The prorata amount of unamortized discount at the time of such conversion is charged to interest expense as accelerated amortization of the discount. The fair value of warrants issued at the time of conversion is recorded as a reduction of the amount applied to the common stock issued in the conversion and to the extent that the fair value of warrants exceeds the carrying value of the debt a charge to interest expense results for such excess amount.

Other income - therapeutic grant - In 2010,22nd Century Ltd received approval of a government grant as partial support for its clinical trial for the U.S. Food and Drug Administration ("FDA"). All costs associated with this grant were charged to research and development expense and the grant income was fully recognized in 2011. During the three and nine month periods ending September 30, 2011 $80,000 and $223,540, respectively, was recognized into income and included in other income on the statement of operations.

Revenue Recognition - The Company recognizes revenue at the point the product is shipped to a customer and title has transferred. Revenue from the sale of the Company's products is recognized net of cash discounts, sales returns and allowances. Cigarette federal excise taxes are included in net sales and accounts receivable billed to customers, except on sales of SPECTRUM research cigarettes and exported cigarettes in which such taxes do not apply.

The Company was chosen to be a subcontractor for a 5-year government contract between RTI International ("RTI") and the National Institute on Drug Abuse ("NIDA") to supply NIDA research cigarettes which includes four development stages. These government research cigarettes are distributed under the Company's mark SPECTRUM. The Company completed the four developmental stages and delivered approximately 9 million SPECTRUM research cigarettes during the year ended December 31, 2011 and recognized the related revenue ($529,370 and $801,636 in the three and nine month periods ending September 30, 2011, respectively). The Company has delivered an additional 2.7 million SPECTRUM research cigarettes in July 2012 and recognized the related revenue ($15,683 in the three and nine month periods ending September 30, 2012). Future revenue under this sub-contract arrangement is expected to be related to the delivery of SPECTRUM and will be recognized at the point the product is shipped and title has transferred.

Derivatives - We do not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks. We evaluate all of our financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair market value and then is revalued at each reporting date, with changes in fair value reported in the consolidated statement of operations. The methodology for valuing our outstanding warrants classified as derivative instruments utilizes a lattice model approach which includes probability weighted estimates of future events including volatility of our common stock. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within twelve months of the balance sheet date.

Research and Development - Research and development costs are expensed as incurred.

Loss Per Common Share - Basic loss per common share is computed using the weighted-average number of common shares outstanding. Diluted loss per share is computed assuming conversion of all potentially dilutive securities. Potential common shares outstanding are excluded from the computation if their effect is anti-dilutive.

Commitment and Contingency Accounting - The Company evaluates each commitment and/or contingency in accordance with the accounting standards, which state that if the item is more likely than not to become a direct liability, then the Company will record the liability in the financial statements. If not, the Company will disclose any material commitments or contingencies that may arise.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments- Financial instruments include cash, receivables, accounts payable, accrued expenses, notes payable, convertible notes payable and warrant liability. Fair value for everything except for the warrant liability is assumed to approximate carrying values for these financial instruments, since they are short term in nature or they are receivable or payable on demand. The determination of the fair value of the warrant liability is disclosed in Note 9.

Recent Accounting Pronouncements - In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. This update results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. ASU 2011-04 is required to be applied prospectively in interim and annual periods beginning after December 15, 2011. Early application was not permitted. The adoption of ASU 2011 did not have a material impact on the consolidated financial statements.

NOTE 1. - NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Introduction - These consolidated financial statements of 22nd Century Group, Inc. ("22nd Century Group") and its direct and indirect subsidiaries (collectively with 22nd Century Group, the "Company") incorporate and reflect the reverse acquisition of 22nd Century Limited, LLC by 22nd Century Group as described below.

On January 25, 2011, 22nd Century Limited, LLC ("22nd Century Ltd") completed a reverse merger transaction (the "Merger") with 22nd Century Group (formerly Touchstone Mining Limited). As a result, 22nd Century Ltd became a wholly owned subsidiary of 22nd Century Group which continues to operate the business of 22nd Century Ltd. In connection with the Merger, 22nd Century Group issued 21,434,446 shares of its common stock to the holders of limited liability company membership interests of 22nd Century Ltd, whose share amount represented 80.1% of the outstanding shares immediately following the Merger. All references contained herein to shareholders or common shares include the historical members and limited liability company membership interests of 22nd Century Ltd because, in the Merger, limited liability company membership interests were exchanged for common shares on a one-for-one basis and from an accounting standpoint they are equivalent.

The Merger is being accounted for as a reverse acquisition and a recapitalization; 22nd Century Ltd is the acquirer for accounting purposes. Consequently, the assets and liabilities and the historical operations that are reflected in the financial statements set forth herein for periods prior to the Merger are those of 22nd Century Ltd and are recorded at the historical cost basis of 22nd Century Ltd, and the consolidated financial statements set forth herein for periods beginning on and following completion of the Merger include the assets and liabilities of 22nd Century Ltd, historical operations of 22nd Century Ltd, and operations of 22nd Century Group from the closing date of the Merger.

Upon the closing of the Merger, 22nd Century Group transferred all of its operating assets and liabilities to Touchstone Split Corp. and split-off Touchstone Split Corp. through the sale of all of the outstanding capital stock of Touchstone Split Corp. (the "Split-Off"). After the completion of the Merger and Split Off, 22nd Century Group's consolidated financial statements include only the assets and liabilities of 22nd Century Ltd.

Immediately prior to the Merger on January 25, 2011, 22nd Century Ltd completed a private placement offering (the "Private Placement") of 5,434,446 securities (the "PPO Securities") at the purchase price of $1.00 per Unit, each such Unit consisting of one (1) limited liability company membership interest of 22nd Century Ltd and a five-year warrant to purchase one-half of one (1/2) limited liability company membership interest of 22nd Century Ltd at an exercise price of $1.50 per whole common share. In connection with the Private Placement, 22nd Century Ltd approved a prorata distribution of 5,000,000 five-year warrants to purchase one limited liability company membership interest at an exercise price of $3.00. These warrants were valued at $1,550,000 and classified as liabilities resulting in a decrease to contributed capital. Private Placement proceeds included $614,070 from the conversion of 22nd Century Ltd indebtedness into PPO Securities and $395,376 from the conversion of placement agent fees into PPO Securities, resulting in gross cash proceeds of $4,425,000. Private Placement expenses incurred included cash expenses of approximately $1,025,000 and non-cash expenses consisting of the placement agent fees of $395,376 which were converted into PPO Securities and $390,000 for the estimated fair value of 934,755 placement agent and advisor warrants issued to the placement agent. An additional $167,820 of cost was incurred in the second and third quarters of 2011 in connection with the registration process for the common stock issued in the Private Placement. 22nd Century Ltd/Group received net cash proceeds of approximately $3.2 million from the Private Placement and a reduction of debt and accrued interest obligations to shareholders that were on the balance sheet at December 31, 2010 of approximately $614,000, which was exchanged for equity interests in the offering. A portion of the proceeds, amounting to $1,511,750, was allocated to the warrants issued and classified as liabilities (see Note 10).

The unaudited supplemental pro forma revenue and net loss attributed to the shareholders of the Company if the acquisition had taken place as of January 1, 2010 are as follows:

	2011	2010

Revenue	$788,601	$49,784

Net loss attributed to shareholders	$(1,353,903)	$(1,473,632)

Reclassifications - Certain items in the 2010 financial statements have been reclassified to conform to the 2011 classification.

Preferred stock authorized - the authorization is for "blank check" preferred stock, which could be issued with voting, liquidation, dividend and other rights superior to our common stock.

Nature of Business - 22nd Century Group is a holding company and is the sole member of 22nd Century Ltd, which is a plant biotechnology company. 22nd Century Ltd owns or exclusively licenses 101 issued patents in 78 countries predominantly related to modifying the content of nicotinic alkaloids in plants, specifically tobacco plants, through genetic engineering and plant breeding.

The overall objectives of 22nd Century Ltd are to reduce smoking-related disease by increasing smoking cessation with X-22, its botanical prescription smoking cessation aid in development and reducing the harm to smokers with 22nd Century's potential modified risk tobacco products, for smokers unwilling to quit. 22nd Century Ltd, including its subsidiaries, Goodrich Tobacco Company Ltd. ("Goodrich Tobacco") and Hercules Pharmaceuticals, LLC ("Hercules Pharmaceuticals") is primarily involved in the following activities:

·	The development of its botanical smoking cessation aid, X-22;
·	The development of its modified risk tobacco products;
·	The pursuit of necessary regulatory approvals at the U.S. Food and Drug Administration (the "FDA") to market X-22 as a prescription smoking cessation aid and its proprietary cigarettes as modified risk tobacco products in the U.S.;
·	The manufacture, marketing and distribution of RED SUN and MAGIC proprietary cigarettes in traditional tobacco market channels in the U.S. and for export through its subsidiary Goodrich Tobacco;
·	The international licensing of 22nd Century Ltd's trademarks, brands, proprietary tobaccos, and technology; and
·	The production of SPECTRUM research cigarettes for the National Institute on Drug Abuse ("NIDA").

Principles of Consolidation - The accompanying consolidated financial statements include the accounts of 22nd Century Group, 22nd Century Ltd, and Goodrich Tobacco, a subsidiary of 22nd Century Ltd. 22nd Century Ltd owns 96% of the outstanding membership units of Goodrich Tobacco. All intercompany accounts and transactions have been eliminated.

Inventory - Inventories are valued at the lower of cost or market. Cost is determined on the first-in, first-out (FIFO) method. Inventories are evaluated to determine whether any amounts are not recoverable based on slow moving or obsolete condition and are written off or reserved as appropriate. The Company's inventory consisted of the following categories:

	December 31,	December 31,
	2011	2010

Materials, mainly tobacco	$678,123	$292,480
Finished goods	-	16,182

Total	$678,123	$308,662

Intangible Assets - Intangible assets are recorded at cost and consist primarily of expenditures incurred with third parties related to the processing of patent claims and trademarks with government authorities. The Company also capitalized costs as a result of one of its exclusively licensed patent applications being subject to an interference proceeding invoked by the U.S. Patent and Trademark Office, which favorably resulted in the Company obtaining rights to a third party's issued patent. The amounts capitalized relate to patents the Company owns or to which it has exclusive rights and its trademarks, and exclude approximately $1.8 million recovered from a former licensee as direct reimbursements of costs incurred. These capitalized costs are amortized using the straight-line method over the remaining statutory life of the Company's primary patent family, which expires in 2019 (the assets' estimated lives). Periodic maintenance or renewal fees, which are generally due on an annual basis, are expensed as incurred. Annual minimum license fees are charged to expense in the year the licenses are effective. Total patent and trademark costs capitalized and accumulated amortization amounted to $2,063,812 and $676,708 as of December 31, 2011 ($1,965,621 and $497,998 - as of December 31, 2010). The estimated annual amortization expense for the next five years is approximately $185,000.

Impairment of Long-Lived Assets - The Company reviews the carrying value of its amortizing long-lived assets whenever events or changes in circumstances indicate that the historical cost-carrying value of an asset may no longer be recoverable.

The Company assesses recoverability of the asset by estimating the future undiscounted net cash flows expected to result from the asset, including eventual disposition. If the estimated future undiscounted net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and its fair value. There was no impairment loss recorded during the years ended December 31, 2011 and 2010.

Deferred Private Placement Costs - During 2010, the Company incurred costs related to the Private Placement that closed on January 25, 2011. Such costs were accumulated on the balance sheet as of December 31, 2010 and were charged against contributed capital upon closing of the offering. Deferred Private Placement costs were $0 as of December 31, 2011 ($587,133 - December 31, 2010).

Deferred Debt Issuance Costs - In the fourth quarter 2011, the Company incurred costs related to the Private Placement of Convertible Notes that closed on December 16, 2011. These costs were recorded in the balance sheet as a deferred charge and are being amortized over the one -year term of the notes. The unamortized balance at December 31, 2011 is $22,405.

Income Taxes - Prior to the Merger, the Company was treated as a Partnership for federal and state income tax purposes. As a result, there was no entity level income tax for periods prior to the Merger because all taxable income tax deductions and tax credits were passed through to the members of the Company. Following the Merger on January 25, 2011, the Company is treated as a corporation, subject to Federal and State income taxes. Accordingly, as of the Merger date the Company is required to recognize deferred tax assets and liabilities for any basis differences in its assets and liabilities between tax and GAAP reporting, and for operating loss and credit carryforwards. The net deferred tax asset resulting from the change in tax status was approximately $300,000.

In light of the Company's history of cumulative losses management has determined that is it more likely than not that its net deferred tax asset will not be realized. Accordingly the Company established a valuation allowance to fully offset its net deferred tax asset as of the Merger and December 31, 2011.

Stock Based Compensation - The Company uses a fair-value based method to determine compensation for all arrangements under which Company employees and others receive shares, options or warrants to purchase common shares of 22nd Century Group. Stock based compensation expense is recorded over the requisite service period based on estimates of probability and time of achieving milestones and vesting. For accounting purposes, the shares will be considered issued and outstanding upon vesting.

Debt Discounts - Original issue discount ("OID") is recorded equal to the difference between the cash proceeds and the face value of the debt when issued and amortized as interest expense during the term of the debt.

When the convertible feature of the conventional convertible debt is issued, the embedded conversion feature is evaluated to determine if bifurcation and derivative treatment is required and whether there is a beneficial conversion feature. When the convertible debt provides for an effective rate of conversion that is below market value, this feature is characterized as a beneficial conversion feature ("BCF"). Prior to the determination of the BCF, the proceeds from the debt instrument were first allocated between the convertible debt and any embedded or detachable free standing instruments that are included, such as common stock warrants. The proceeds allocated to any warrants are recorded as a debt discount.

For the Convertible Notes issued December 16, 2011, bifurcation of the embedded conversion feature was not required and the Company recorded the OID and the BCF related to these Convertible Notes as a debt discount and recorded the Convertible Notes net of the discount related to both the OID and the BCF. Debt discount is amortized to interest expense over the life of the debt.

Unearned Grant Revenue - In 201022nd Century Ltd received approval of a government grant as partial support for its clinical trial for the FDA. All costs associated with this grant were charged to research and development expense in 2011 and the deferred revenue balance of $223,540 at December 31, 2010 represented proceeds received in advance and was recognized into income and included in other income on the statement of operations for the year ended December 31, 2011 as the costs were incurred. Deferred grant revenue was $0 as of December 31, 2011 (as compared to $223,540 as of December 31, 2010).

Revenue Recognition - The Company recognizes revenue at the point the product is shipped to a customer and title has transferred. Revenue from the sale of the Company's products is recognized net of cash discounts, sales returns and allowances. Cigarette federal excise taxes are included in net sales and accounts receivable billed to customers, except on sales of SPECTRUM and exported cigarettes in which such taxes do not apply.

The Company was chosen to be a subcontractor for a 5-year government contract between RTI International ("RTI") and the National Institute on Drug Abuse ("NIDA") to supply NIDA research cigarettes which includes four development stages. The company has completed the four developmental stages and delivered 8,779,000 cigarettes during the year ended December 31, 2011 and recognized the related revenue. These government research cigarettes are distributed under the mark SPECTRUM. Future revenue under this sub-contract arrangement is expected to be related to the delivery of SPECTRUM and will be recognized at the point the product is shipped and title has transferred.

Derivatives - We do not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks. We evaluate all of our financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair market value and then is revalued at each reporting date, with changes in fair value reported in the consolidated statement of operations. The methodology for valuing our outstanding warrants classified as derivative instruments utilizes a lattice model approach which includes probability weighted estimates of future events including volatility of our common stock. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within twelve months of the balance sheet date.

Research and Development - Research and development costs are expensed as incurred.

Loss Per Common Share - Basic loss per common share is computed using the weighted-average number of common shares outstanding. Diluted loss per share is computed assuming conversion of all potentially dilutive securities. Potential common shares outstanding are excluded from the computation if their effect is anti-dilutive.

Commitment and Contingency Accounting - The Company evaluates each commitment and/or contingency in accordance with the accounting standards, which state that if the item is more likely than not to become a direct liability, then the Company will record the liability in the financial statements. If not, the Company will disclose any material commitments or contingencies that may arise.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements - In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. This update results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. ASU 2011-04 is required to be applied prospectively in interim and annual periods beginning after December 15, 2011. Early application is not permitted. The adoption of ASU 2011 is not expected to have a material impact on the consolidated financial statements.

LIQUIDITY AND MANAGEMENT'S PLANS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
LIQUIDITY AND MANAGEMENTS PLANS [Abstract]
LIQUIDITY AND MANAGEMENT'S PLANS

NOTE 2. - LIQUIDITY AND MANAGEMENT'S PLANS

Since 2006, 22nd Century Ltd has incurred substantial operating losses as it transitioned from being solely a licensor of its proprietary technology and tobaccos to commercializing its own tobacco products. At September 30, 2012, the Company had current assets of $1,210,442 and current liabilities of $4,265,454. Cash on hand at September 30, 2012 of $5,941 is insufficient to sustain operations and pay outstanding current liabilities as they become due. The Company has suspended clinical trials for X-22 in order to reduce expenditures and is seeking licensing agreements for its products with both domestic and international businesses. The Company's Board of Directors authorized management to seek additional financing involving equity securities which will be dilutive to 22nd Century Group's existing shareholders' respective ownership percentages.

The Company continues to explore an alternative manufacturer while exploring distribution channels for its proprietary cigarettes, RED SUN and MAGIC, through its subsidiary, Goodrich Tobacco. Until certain benchmarks are achieved, the Company is currently not taking orders for these products for the U.S. market.

The Company's ability to fund operations and meet its obligations during 2012 will be dependent upon obtaining additional equity financing and signing one or more significant licensing arrangements for its products. There can be no assurance that the Company will be able to raise sufficient equity financing or obtain a significant licensing contract.

NOTE 2. - LIQUIDITY AND MANAGEMENT'S PLANS

Since 2006, 22nd Century Ltd has incurred substantial operating losses as it transitioned from being only a licensor of its proprietary technology and tobaccos to commercializing its own tobacco products. At December 31, 2011, the Company had current assets of $971,252 and current liabilities of $2,873,783. Cash on hand at December 31, 2011 of $252,249 is insufficient to sustain operations and pay outstanding current liabilities as they become due in 2012. The Company has suspended clinical trials for X-22 in order to reduce expenditures and is seeking licensing agreements for its products with both domestic and international businesses. The Company's Board of Directors authorized management to seek additional financing involving equity securities which will be dilutive to 22nd Century Group's existing shareholders' respective ownership percentages.

The Company continues to explore the developing distribution channels for its proprietary cigarettes, RED SUN and MAGIC, through its subsidiary, Goodrich Tobacco. The Company currently has no distribution arrangements and no orders for these products. Although orders from RTI for SPECTRUM are expected in 2012 the Company has no outstanding backlog of orders as of December 31, 2011.

The Company's ability to fund operations and meet its obligations during 2012 will be dependent upon obtaining additional equity financing and signing one or more significant licensing arrangements for its products. There can be no assurance that the Company will be able to raise sufficient equity financing or obtain a significant licensing contract.

MAY 2012 PRIVATE PLACEMENT	9 Months Ended
Sep. 30, 2012
MAY 2012 PRIVATE PLACEMENT [Abstract]
MAY 2012 PRIVATE PLACEMENT

NOTE 3. - MAY 2012 PRIVATE PLACEMENT

On May 15, 2012 the Company issued 1,710,833 shares of its common stock and warrants to purchase up to 1,710,833 shares of its common stock for total consideration of $1,026,500 consisting of: $786,500 in cash, cancellation by a vendor of $150,000 in accounts payable and the exchange by an employee of his 4% minority interest in Goodrich Tobacco for stock and warrants valued at $90,000 in the offering. The warrants issued have an exercise price of $1.00 per share, a five year term and a "down round provision" so they will be classified as derivatives for accounting purposes, which (similarly to the January 25, 2011 Warrants) means they are reported as a liability and marked to market at each balance sheet date. At the date of issuance of these warrants the value was estimated to be $1,841,000 which exceeded the total consideration received in the offering by $814,500 resulting in an immediate charge to other income and expense - warrant liability - net for this amount. This private placement constituted a "down round" for purposes of all previously issued warrants and the December 16, 2011 convertible notes and resulted in adjustments to the exercise price, conversion price and the number of shares issuable upon exercise or conversion of these previously issued securities.

AMOUNTS OWED NORTH CAROLINA STATE UNIVERSITY ("NCSU")	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
AMOUNTS OWED NORTH CAROLINA STATE UNIVERSITY [Abstract]
AMOUNTS OWED NORTH CAROLINA STATE UNIVERSITY ("NCSU")

NOTE 4. - AMOUNTS OWED NORTH CAROLINA STATE UNIVERSITY ("NCSU")

Pursuant to the terms of an exclusive license agreement with NCSU, the Company owes NCSU approximately $865,000 as of September 30, 2012 for patent costs and license fees (as compared to $753,000 owed as of December 31, 2011). These amounts are included in accounts payable and accrued liabilities in the consolidated balance sheets. The Company was required to pay these amounts within thirty days of being invoiced and they are past due. NCSU has the right to claim interest on the balance. Management periodically communicates its plans for commercialization of products using the technology licensed from NCSU and believes its relations with NCSU are sound. In order to facilitate the Company's plans to raise capital and commercialize its products NCSU agreed, in a letter dated November 22, 2011, not to invoke its rights to terminate for non-payment or non-performance that it may have under the agreement until October 15, 2012. Currently, NCSU may have the right to terminate the exclusive license agreement, but can only do so with a 60-day prior written notice, including the opportunity to cure within this timeframe. As of September 30, 2012, patent costs associated with the exclusive license agreements that could potentially be terminated had a carrying value of approximately $700,000. Additionally, NCSU has not imposed interest charges on past due amounts invoiced to the Company and as such the Company has not recorded accrued interest or interest expense.

NOTE 3. - AMOUNTS OWED NORTH CAROLINA STATE UNIVERSITY ("NCSU")

Pursuant to the terms of an exclusive license agreement with NCSU, the Company owes NCSU approximately $753,000 as of December 31, 2011 for patent costs and license fees (as compared to $1,128,000 owed as of December 31, 2010). These amounts are included in accounts payable and accrued liabilities in the consolidated balance sheets. The Company was required to pay these amounts within thirty days of being invoiced and they are past due. NCSU has the right to claim interest on the balance. During 2011 the Company paid NCSU a total of approximately $745,000 for past due amounts as well as current patent costs and royalties. Management periodically communicates its plans for commercialization of products using the technology licensed from NCSU and believes its relations with NCSU are sound. In order to facilitate the Company's plans to raise capital and commercialize its products NCSU agreed, in a letter dated November 22, 2011, not to invoke its rights to terminate for non-payment or non-performance that it may have under the agreement until October 15, 2012. After October 15, 2012, if the Company is still delinquent as to amounts owed, NCSU may have the right to terminate the exclusive license agreement, but can only do so with a 60-day prior written notice, including the opportunity to cure within this timeframe. As of December 31, 2011, patent costs associated with the exclusive license agreements that could potentially be terminated had a carrying value of approximately $700,000. Additionally, NCSU has not imposed interest charges on past due amounts invoiced to the Company and as such the Company has not recorded accrued interest or interest expense.

DEMAND BANK LOAN	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DEMAND BANK LOAN [ABSTRACT]
DEMAND BANK LOAN

NOTE 5. - DEMAND BANK LOAN

The demand loan that is among the Company's short term liabilities is payable to a commercial bank under a revolving credit agreement and is guaranteed by a shareholder of the Company. This loan had a balance of $174,925 at September 30, 2012 and December 31, 2011. The Company is required to pay interest monthly at an annual rate of 0.75% above the prime rate, or 4.00% at September 30, 2012 and December 31, 2011. The Company is current in meeting this interest payment obligation. The terms of the demand loan includes an annual "clean-up" provision, which requires the Company to repay all principal amounts outstanding for a period of 30 consecutive days every year. The Company has not complied with this requirement; however, the bank has not demanded payment. The bank has a lien on all the Company's assets.

NOTE 4. - DEMAND BANK LOANS

The demand loan that is among the Company's short term liabilities is payable to a commercial bank under a revolving credit agreement and is guaranteed by a shareholder of the Company. This loan had a balance of $174,925 at December 31, 2011 and 2010. The Company is required to pay interest monthly at an annual rate of 0.75% above the prime rate, or 4.00% at December 31, 2011 and December 31, 2010. The Company is current in meeting this interest payment obligation. The terms of the demand loan includes an annual "clean-up" provision, which requires the Company to repay all principal amounts outstanding for a period of 30 consecutive days every year. The Company has not complied with this requirement; however, the bank has not demanded payment. The bank has a lien on all the Company's assets.

NOTES PAYABLE - SHAREHOLDERS	12 Months Ended
Dec. 31, 2011
NOTES PAYABLE - SHAREHOLDERS [Abstract]
NOTES PAYABLE - SHAREHOLDERS

NOTE 5. - NOTES PAYABLE - SHAREHOLDERS

Notes payable to shareholders consisted of the following:

	2011	2010

Note dated January 25, 2011	$140,000	$-
Notes dated September 15 and October 15, 2009, net of unamortized discount	25,000	20,557
Note dated October 28, 2008	-	325,000
Note dated November 11, 2008	-	325,000
Note dated May 20, 2009	-	30,000
Note dated January 1, 2008	-	100,014
Note dated May 27, 2010	-	45,000
Note dated September 1, 2010	-	35,000
Notes dated October 4, 2010	-	150,000
Note dated December 29, 2010	-	100,000
Note payable to repurchase common shares	-	30,629

	$165,000	$1,161,200

The notes payable in the table below are shown in the balance sheet as follows:

	2011	2010

Notes payable to shareholders, net of unamortized discount	$25,000	$1,095,643
Long term notes payable to shareholders, net of unamortized discount	140,000	65,557

Note Dated January 25, 2011(unsecured) - On January 25, 2011, the Company issued a note for $140,000 to a shareholder as satisfaction of the balance due for principal and interest on matured notes that were not paid in cash or converted to common stock of 22nd Century Group and warrants to purchase shares of common stock of 22nd Century Group. The note bears interest at 12% and is due on July 1, 2013 together with accrued interest. As of December 31, 2011, the outstanding principal amount of this note is $140,000.

Notes Dated September 15 and October 15, 2009 (unsecured) - On September 15, 2009 and October 15, 2009, the Company issued two notes payable to the same third party in the amounts of $15,000 and $10,000, respectively. In conjunction with the $15,000 note, a warrant to purchase 185,503 common shares of 22nd Century Ltd at less than $.0001 per unit was issued, and in conjunction with the $10,000 note, a warrant to purchase 92,751 common shares of 22nd Century Ltd at less than $.0001 per unit was issued. The warrants were valued at $11,301 for the $15,000 note and $6,962 for the $10,000 note, were recorded as discounts to the respective notes payable and are being amortized over the term of each note which significantly adjusts the effective interest rate. The intrinsic value of the warrants at the time of issuance was determined to be $68,750; the debt discount recorded was based on allocating the $25,000 in transaction proceeds proportionally between the notes and the warrants. The notes bear interest at a rate of 10% and the outstanding principal and interest is due and payable at maturity - January 31, 2012 in each case. As of December 31, 2011, the total outstanding principal and unamortized debt discounts for the two notes amounted to $25,000 and $0 (as compared to $25,000 and $4,443 at December 31, 2010), respectively. The warrants were exercised in 2010 prior to the Merger.

Following maturity on January 31, 2012 the notes remain unpaid. The Company has attempted to negotiate an extension and the note holder has demanded payment.

Note Dated October 28, 2008 - On October 28, 2008, the Company issued a note payable to a third party in the amount of $325,000. The interest rate on the note was 10% and the outstanding principal and interest was due and payable on October 28, 2010, the maturity date.

This note matured and remained outstanding at December 31, 2010; however, in January and February 2011 this note together with the $30,000 note dated May 20, 2009 (described below), and all the related accrued interest of $77,300 were satisfied by: (i) conversion of $150,000 into equity in connection with the January 25, 2011 Private Placement; (ii) a cash payment of $142,300; and (iii) a new note dated January 25, 2011 (see Note 6) payable in the amount of $140,000.

Note Dated November 11, 2008 - On November 11, 2008, the Company issued a note payable to a shareholder in the amount of $325,000. The interest rate on the note was 10% and the outstanding principal and interest was due and payable on November 11, 2010, the maturity date. This note was extended as set forth below and remained outstanding at December 31, 2010.

The extended maturity date on the note was January 10, 2011 and the interest rate during the extension period was 15%. Following the maturity of this note on January 10, 2011, the principal amount of $325,000 was converted to equity in connection with the January 25, 2011 Private Placement and the accrued interest was paid in cash.

Note Dated May 20, 2009 (unsecured) - On May 20, 2009, the Company issued a note payable in the amount of $30,000 to the same third party that was issued the October 28, 2008 note. The interest rate on the note was 10% and the outstanding principal and interest was due and payable on May 19, 2010, the maturity date. The $30,000 in principal and accrued interest remained outstanding as of December 31, 2010. This note was satisfied in January and February 2011 together with the October 28, 2008 note as described previously.

Note Dated January 1, 2008 (unsecured) - The Company issued a note to a shareholder on January 1, 2008 payable in the amount of $100,014. The interest rate on the note was 7%; the interest and principal were due on January 15, 2011, the maturity date, and were paid in cash in January 2011.

Note Dated May 27, 2010 (unsecured) - During 2010, the holder of the Notes dated September 15 and October 15, 2009 advanced additional funds, totaling $450,000, to the Company and obtained conversion rights to warrants to acquire shares of common stock. In March 2010, $225,000 was converted into warrants to acquire 1,706,626 shares of common stock and this amount was recorded as equity. Pursuant to an agreement effective on May 27, 2010, in exchange for the remaining $225,000 advanced, the Company issued warrants to acquire 1,409,821 shares of common stock and a note for $45,000. The note bears interest at 10%, which is due with the principal amount on January 31, 2012. The note was satisfied in January 2011 by conversion to equity in connection with the January 25, 2011 private placement.

Note Dated September 1, 2010 (unsecured) - On September 1, 2010, the Company issued a note payable to a shareholder in the amount of $35,000. The interest rate on the note was 15%, and, pursuant to an extension, the interest and principal were due on January 25, 2011, the extended the maturity date. The note was paid in cash in January 2011.

Notes Dated October 4, 2010 (unsecured) - The Company issued notes payable to seven shareholders in the aggregate amount of $150,000. The interest rate on each of these notes was 15%, and the interest and principal were due on the maturity date of January 31, 2011. These notes were satisfied in January 2011 by conversion of $87,367 to equity in connection with the January 25, 2011 Private Placement and by payment of $62,633 in cash.

Note Dated December 29, 2010 (unsecured) - The Company issued a note payable to a shareholder in the amount of $100,000. The interest rate on this note was 15%, and the interest and principal were due on the maturity date of January 29, 2011. The note was paid in cash in January 2011.

Note Payable to Repurchase Common Shares (unsecured) - On December 31, 2010, the Company agreed to repurchase 51,637 common shares previously issued to a shareholder in exchange for a $35,019 note, which $30,629 remained unpaid as of December 31, 2010. The interest rate on the note was 7% and the outstanding principal and interest were due and payable on September 30, 2010, the maturity date. The note remained unpaid at the maturity date; the outstanding principal balance and accrued interest were paid in cash in February 2011.

NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
NOTES PAYABLE [Abstract]
NOTES PAYABLE

NOTE 6. - NOTES PAYABLE

Notes payable consisted of the following as of the dates set forth below:

	September 30,	December 31,
	2012	2011
Notes date September 15 and October 15, 2009	$-	$25,000
Convertible Note dated March 31, 2011	77,000	87,000
Note dated January 25, 2011	140,000	140,000
Note dated March 30, 2011	350,000	350,000
Note dated March 22, 2012 and April 13, 2012	50,000	-
Note dated June 20, 2012	6,000	-
	623,000	602,000
Less long term portion of notes payable	-	(177,000)
Notes Payable (shown in current liabilities)	$623,000	$425,000

Notes Dated September 15 and October 15, 2009 (unsecured) - On September 15, 2009 and October 15, 2009, the Company issued two notes payable to the same third party in the amounts of $15,000 and $10,000, respectively. The notes were fully paid in June 2012 together with accrued interest at 10% since issuance.

Note Dated January 25, 2011(unsecured) - On January 25, 2011, the Company issued a note for $140,000 to a shareholder as satisfaction of the balance due for principal and interest on matured notes that were not paid in cash or converted to common stock of 22nd Century Group and warrants to purchase shares of common stock of 22nd Century Group. The note bears interest at 12% and is due on July 1, 2013 together with accrued interest. As of September 30, 2012 and December 31, 2011, the outstanding principal amount of this note is $140,000.

Convertible Note Dated March 31, 2011(unsecured) - On March 31, 2011, the Company issued a note to a vendor in the original amount of $237,000 as satisfaction of past due invoices previously recorded by the Company in accounts payable. The note bears interest at an annual rate of 9%. In December 2011 the note was amended and the principal was reduced by a cash payment of $50,000 and $100,000 of the note was exchanged for $115,000 of a portion of the Convertible Notes issued December 16, 2011 so that the remaining principal balance under the note is $87,000 as of December 31, 2011. The note amendment also provided for principal payments together with accrued interest to be due as follows: $50,000 on May 1, 2012 and $37,000 on January 1, 2013, the maturity date. The Company made only $10,000 of the May 1, 2012 principal installment, leaving a remaining balance of $77,000 as of September 30, 2012, and the note is callable by the holder because of this payment default. The note is convertible into common stock of the Company at the option of the holder. The conversion rate will be determined at the time of conversion based on the average of the closing price of the Company's common stock on the day of and day after the conversion date.

Note Dated March 30, 2011(unsecured) - On March 30, 2011, the Company issued a note to a vendor in the amount of $350,000 as satisfaction of past due invoices previously recorded by the Company in accounts payable. The note bears interest at an annual rate of 4%. Principal and accrued interest, which were due on July 1, 2012 have not been paid. As of September 30, 2012 and December 31, 2011, the outstanding principal on this note is $350,000.

Notes Dated March 22, 2012 and April 13, 2012(secured) - On March 22, 2012 and April 13, 2012, the Company issued two notes in the amount of $25,000 each. The notes bear interest at an annual rate of 15%. Principal and accrued interest were due on October 1, 2012 and have not been paid. As of September 30, 2012, the outstanding principal on these notes is $50,000. The notes are secured by all assets of the Company and its subsidiaries. An officer of the Company is the managing member of the lender.

Note Dated June 20, 2012 (unsecured) - On June 20, 2012, the Company issued a note in the amount of $6,000 to an officer of the Company. The note bears interest at an annual rate of 15%. Principal and accrued interest were due on October 1, 2012 and have not been paid. As of September 30, 2012, the outstanding principal on this note is $6,000.

NOTE 6. - NOTES PAYABLE

Notes payable consisted of the following as of the dates set forth below:

	2011	2010

Convertible note dated March 31, 2011	$87,000	$-
Note dated March 30, 2011	350,000	-
	437,000	-
Less long term portion of notes payable	(37,000)	-
Notes Payable (shown in current liabilities)	$400,000	$-

Convertible Note Dated March 31, 2011(unsecured) - On March 31, 2011, the Company issued a note to a vendor in the original amount of $237,000 as satisfaction of past due invoices previously recorded by the Company in accounts payable. The note bears interest at an annual rate of 9%. In December 2011 the note was amended and the principal was reduced by a cash payment of $50,000 and $100,000 exchanged for $115,000 of the Convertible Notes issued December 16, 2011 so that the remaining principal balance under the note is $87,000 as of December 31, 2011. The note amendment also provided for principal payments together with accrued interest to be due as follows: $50,000, May 1, 2012 and $37,000 January 1, 2013, the maturity date. The note is convertible into common stock of the Company at the option of the holder after December 18, 2011. The conversion rate will be determined at the time of conversion based on the average of the closing price of the Company's common stock on the day of and day after the conversion date.

Note Dated March 30, 2011(unsecured) - On March 30, 2011, the Company issued a note to a vendor in the amount of $350,000 as satisfaction of past due invoices previously recorded by the Company in accounts payable. The note bears interest at an annual rate of 4%. Principal and accrued interest are due on July 1, 2012. This maturity date is automatically accelerated if the Company receives funding of $5,000,000 or more prior to July 1, 2012. As of December 31, 2011, the outstanding principal on this note is $350,000.

CONVERTIBLE NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
CONVERTIBLE NOTES ISSUED DECEMBER 16, 2011 [Abstract]
CONVERTIBLE NOTES ISSUED DECEMBER 16, 2011

NOTE 7. - CONVERTIBLE NOTES

ISSUED DECEMBER 16, 2011

The Company issued Convertible Notes on December 16, 2011 in a negotiated sale with 24 investors in the total face amount of $1,926,250. The Convertible Notes were sold for $1,675,000 - an original issue discount (OID) of $251,250. The Convertible Notes do not bear interest and the total face amount is due December 16, 2012. The Convertible Notes can be converted, at the option of each holder, in whole or in part, into shares of the Company's common stock at $0.75 per share at which time the holder shall also receive warrants equal to 120% of the number of shares of Company common stock into which such Convertible Notes have been then converted. The Company can also force the investors to decide whether to convert by sending a 15-day written notice in which each investor is forced to decide whether to convert or get repaid. Such warrants will have a term of five years and an exercise price of $1.50 per share of common stock. The Company will have the right to mandatorily require the conversion of the Convertible Notes in the event the Company engages in a subsequent financing transaction of at least $5,000,000 in shares of Company's common stock with a sale price equal to or greater than $0.80 per share or debt securities which are convertible into shares of Company common stock with a conversion price equal to or greater than $0.80 per share of common stock. Also, in the event of a subsequent financing transaction of at least $5,000,000, the note holders have "piggyback' registration rights of the common shares and warrants underlying the conversion of the Convertible Notes. The Convertible Notes contain "down round" provisions which provide for adjustments to the conversion price if the Company issues shares of common stock of 22nd Century Group at a price that is less than the exercise price. As a result of the May private placement the conversion price was reduced to $0.7417 and another minor adjustment will result from the August 2012 convertible notes issued. The conversion feature was not considered to be a derivative because it does not have a net cash settlement provision as a result of the limited market and trading activity for the underlying stock. To the extent the Convertible Notes are converted, the warrants issued at conversion have a "down round provision" and will be classified as derivatives for accounting purposes, which (similarly to the January 25, 2011 Warrants) means they are reported as a liability and marked to market at each balance sheet date.

The Company's common stock closed at $0.90 per share on December 16, 2011, which is greater than the portion of the conversion price under the Convertible Notes allocated to the underlying common shares. This difference is a beneficial conversion feature (BCF) which was valued at $1,062,759 at the issue date and recorded as debt discount and additional paid in capital. This BCF is being amortized over the one year life of the Convertible Notes. During the three and nine month period ended September 30, 2012, $308,011 and $1,029,917, respectively, of the debt discount was amortized and recorded as interest expense related to the OID and BCF discounts, leaving $254,446 of unamortized debt discount as of September 30, 2012 ($1,284,363 as of December 31, 2011).

Three of the Company's officers at the time of issuance acquired a portion of the Convertible Notes - with a face value of $368,000 for cash of $105,000 and conversion of $215,000 short term unsecured 12% notes issued by the Company earlier in 2011.

During the nine month period ended September 30, 2012 notes with a face amount of $120,750 (carrying value at time of conversion of approximately $68,000, net of unamortized discount) were converted into 161,000 shares of common stock and warrants to purchase 193,200 shares of common stock. As a result of the conversion, the unamortized portion of the debt discount amounting to approximately $66,000 was immediately charged to interest and a derivative warrant liability valued at approximately $152,000 was recorded. The difference in the warrant value and debt relieved amounting to approximately $31,000 was also charged to interest expense. Included in note conversions during the nine months ended September 30, 2012 were a note converted by an officer with a face amount of $86,250 converted into 115,000 shares of common stock and warrants to purchase 138,000 shares of common stock.

ISSUED AUGUST 9, 2012

The Company issued Convertible Notes on August 9, 2012 in a negotiated sale with 4 investors in the total face amount of $222,600. The Convertible Notes were sold for $210,000 - an original issue discount (OID) of $12,600. The Convertible Notes do not bear interest and the total face amount is due August 9, 2013 together with warrants equal to 50% of the number of shares of Company common stock into which such Convertible Notes could have been converted. These warrants were valued at $92,750 and represent additional debt discount and warrant liability. The Convertible Notes can be converted, at the option of each holder, in whole or in part, into shares of the Company's common stock at $0.60 per share at which time the holder shall also receive warrants equal to 100% of the number of shares of Company common stock into which such Convertible Notes have been then converted. Additional warrants required as a result of conversion will be valued and recorded as a warrant liability at that time and will reduce the equity recorded as a result of the conversion. In the event the warrant value exceeds the amount of equity, an immediate charge to other expense will be recorded. The Company can also force the investors to decide whether to convert by sending a 15-day written notice in which each investor is forced to decide whether to convert or get paid off. The warrants issued upon conversion or maturity will have a term of five years and an exercise price of $1.00 per share of common stock. The conversion feature was not considered to be a derivative because it does not have a net cash settlement provision as a result of the limited market and trading activity for the underlying stock. The warrants to be issued at conversion or maturity have a "down round provision" and will be classified as derivatives for accounting purposes, which (similarly to previously issued Warrants) means they are reported as a liability and marked to market at each balance sheet date. (See Note 9)

The Company's common stock closed at $0.45 per share on August 9, 2012, which is greater than the portion of the conversion price under the Convertible Notes allocated to the underlying common shares. This difference is a beneficial conversion feature (BCF) which was valued at $63,600 at the issue date and recorded as debt discount and additional paid in capital. This BCF is being amortized over the one year life of the Convertible Notes.

During the three and nine month period ended September 30, 2012, $24,070 of debt discount was amortized and recorded as interest expense related to the OID, warrant and BCF discounts, leaving $144,880 of unamortized debt discount as of September 30, 2012.

The following table summarizes convertible notes and related discount.

	September 30,	December 31,
	2012	2011

Face value of Convertible Notes payable through maturity	$2,028,100	$1,926,250
Less unamortized original issue discount	(138,993)	(245,582)
Less unamortized discount related to BCF	(260,333)	(1,038,782)
Convertible Notes, net of unamortized debt discount	$1,628,774	$641,886

Carrying value of December 16, 2011 notes	$1,551,054	$641,886
Carrying value of August 9, 2012 notes	$77,720	$-

NOTE 7. - CONVERTIBLE NOTES ISSUED DECEMBER 16, 2011

The Company issued Convertible Notes on December 16, 2011 in a negotiated sale with 24 investors in the total face amount of $1,926,250. The notes were sold for $1,675,000 - an original issue discount of $251,250. The notes do not bear interest and the total face amount of $1,926,250 is due December 16, 2012. The notes can be converted, at the option of each holder, in whole or in part, into shares of the Company's common stock at $0.75 per share at which time the holder shall also receive warrants equal to 120% of the number of shares of Company common stock into which such Notes have been then converted. Such warrants will have a term of five years and an exercise price of $1.50 per share of common stock. In the event the Company engages in a subsequent financing transaction of at least $5,000,000 in shares of Company's common stock with a sale price equal to or greater than $0.80 per share or debt securities which are convertible into shares of Company common stock with a conversion price equal to or greater than $0.80 per share of common stock, then the Company will have the right to mandatorily require the conversion of the Notes. Also, in the event of subsequent financing transaction of at least $5,000,000, the note holders have "piggyback' registration rights of the common shares and warrants underlying the conversion of the notes. The notes contain "down round" provisions which provide for adjustments to the conversion price if the Company issues shares of common stock of 22nd Century Group at a price that is less than the exercise price. The conversion feature was not considered to be a derivative because it does not have a net cash settlement provision as a result of the limited market and trading activity for the underlying stock. If the notes are converted the warrants issued at conversion have a "down round provision" and will be classified as derivatives for accounting purposes, which (similarly to the January 25, 2011 Warrants) means they are reported as a liability and marked to market at each balance sheet date.

The Company's common stock closed at $0.90 per share on December 16, 2011, which is greater than the portion of the conversion price under the notes allocated to the underlying common shares. This difference is a beneficial conversion feature which was valued at $1,062,759 at the issue date and recorded as debt discount and additional paid in capital.

Three officers of the Company acquired a portion of these Convertible Notes - with a face value of $368,000 for cash of $105,000 and conversion of $215,000 short term unsecured 12% notes issued by the Company earlier in 2011.

The following table summarizes the notes and related discount as of December 31, 2011:

Face value of Convertible Notes payable upon issuance and through maturity	$1,926,250
Less original issue discount	(251,250)
Less discount related to BCF	(1,062,759)
Plus amount of discount amortized to interest and debt expense in 2011	29,645
Convertible notes, net of unamortized debt discount as of December, 31, 2011	$641,886

Subsequent to December 31, 2011, notes amounting to $86,250 were converted into 115,000 shares of common stock resulting in the issuance of 138,000 common stock warrants. This conversion triggered the "down round" provision of the January 25, 2011 warrants resulting in an adjustment to the exercise price, as well as number of shares issuable under the warrants.

DUE FROM OR TO RELATED PARTY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DUE FROM OR TO RELATED PARTY [Abstract]
DUE FROM OR TO RELATED PARTY

NOTE 8. - DUE FROM OR TO RELATED PARTY

The Company has conducted transactions with a related party, Alternative Cigarettes, Inc. ("AC"). AC is entirely owned by certain shareholders of the Company, including the CEO. AC shares office space and employee services with the Company. During the year ended December 31, 2011 the Company acquired its MAGIC trademark from AC for a purchase price of $22,500; other activity during the nine months ended September 30, 2012 and the year ended December 31, 2011 consisted mainly of repayments and advances. The net amount due from AC amounted to $23,969 as of September 30, 2012 ($15,491 as of December 31, 2011). No interest has been accrued or paid on the amount due from or to AC and there are no repayment terms.

As of September 30, 2012, the Company has a liability to certain officers in the amount of $50,206 related to amounts they have paid on the Company's behalf. These amounts do not bear interest and have no stated repayment terms.

NOTE 8. - DUE FROM or TO RELATED PARTY

The Company has conducted transactions with a related party, Alternative Cigarettes, Inc. ("AC"). AC is entirely owned by certain shareholders of the Company, including the CEO. AC shares office space and employee services with the Company. During the year ended December 31, 2011 the Company acquired its MAGIC trademark from AC for a purchase price of $22,500; other activity during 2011 and 2010 consisted mainly of repayments and advances. The net amount due from AC amounted to $15,491 as of December 31, 2011 (as compared with the Company owing AC $6,942 as of December 31, 2010). No interest has been accrued or paid on amount due from or to AC and there are no repayment terms.

DUE FROM OR DUE TO OFFICERS	12 Months Ended
Dec. 31, 2011
DUE FROM OR DUE TO OFFICERS [Abstract]
DUE FROM OR DUE TO OFFICERS

NOTE 9. - DUE FROM or DUE TO OFFICERS

The amount due from officers of $7,714 at December 31, 2011 (as compared with $0 due from officers as of December 31, 2010) is primarily related to employee portion of FICA on restricted stock awards to be recovered from the employee.

Amount due to officers is a result of advances to the Company for working capital purposes and Company expenses paid directly by the officers net of advances or reimbursements. As of December 31, 2011, the net amount due to officers was $0 (as compared with $3,200 due to officers as of December 31, 2010). No interest has been accrued or paid on any amount due to officers and there are no repayment terms.

WARRANTS FOR COMMON STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
WARRANTS FOR COMMON STOCK [Abstract]
WARRANTS FOR COMMON STOCK

NOTE 9. - WARRANTS FOR COMMON STOCK

In connection with the January 25, 2011 Private Placement and Merger, the Company issued five year warrants ("January 25, 2011 Warrants") to purchase shares of common stock of 22nd Century Group. These warrants contain "down round" provisions which provide for adjustments to the exercise price if the Company issues common shares of stock of 22nd Century Group at a price that is less than the respective warrant exercise prices. This provision is a guarantee of value which requires that these warrants be classified as derivatives for accounting purposes which means they are reported as a liability and marked to market at each balance sheet date. As a result of partial conversion of the Convertible Notes and the May 2012 private placement, the "down round provision" of the January 25, 2011 Warrants was triggered and the adjusted warrants now outstanding are: 5,319,150 with an exercise price of $2.82 per share and 3,777,905 with an exercise price of $1.45 per share. The original amount of the warrant liability related to the 5,016,722 warrants was $1,550,000 and was recorded as a reduction of equity on January 25, 2011; the original amount of the warrant liability related to the 3,651,978 warrants is $1,511,750, and, because it was recorded as a liability, the portion of proceeds from the Private Placement that was recorded as contributed capital was reduced accordingly. As of September 30, 2012 there are 3,777,905 with an exercise price of $1.45 per share and 5,319,150 with an exercise price of $2.82 per share outstanding.

As a result of the May 2012 Private Placement, 193,200 warrants issued upon partial conversion of the Convertible Notes now amount to 199,862 five year warrants with an exercise price of $1.45 per share as a result of the "down round provisions". All 199,862 of these warrants are outstanding as of September 30, 2012. As a result of the August 2012 convertible notes, another minor adjustment to those warrants will be required.

All 1,710,833 warrants to purchase common stock issued in the May 2012 private placement ($1.00 per share five year term) are outstanding as of September 30, 2012. As a result of the August 2012 convertible notes issued, the exercise price of those warrants was reduced accordingly.

The convertible notes issued in August 2012 require the Company to issue at least 185,500 warrants ($1.00 per share five year term) and resulted in a derivative liability upon issuance of the notes of approximately $92,750.

The Company estimates the value of warrant liability at upon issuance of the warrants and at each balance sheet date using the binomial lattice model to allocate total enterprise value to the warrants and other securities in the Company's capital structure. Volatility was estimated based on historical observed equity volatilities and implied (forward) or expected volatilities for a sample group of guideline companies and consideration of recent market trends. The following table is a roll-forward of the warrant liability:

Fair value of warrant liability upon issuance - January 25, 2011	$3,061,750
Gain as a result of change in fair value	(2,511,750)
Fair value at December 31, 2011	550,000
Fair value of warrant liability upon partial conversion of
December 16, 2011 Notes	152,100
Fair value of warrant liability upon issuance - May 15, 2012	1,841,000
Fair value of warrant liability related to minimum warrants issuable upon maturity of August 9, 2012 convertible notes	92,750
Gain as a result of change in fair value	(1,981,917)
Fair value at September 30, 2012	$653,933

The aggregate net gain on warrant liabilities for the three and nine month periods ended September 30, 2012 amounted to $535,017 and $1,981,917 and are included in other income and expense as "warrant liability-net" in the accompanying consolidated statement of operations. The amount for the nine month period ended September 30, 2012 has been offset by a charge to other expense as a result of warrant liabilities issued in connection with the May private placement (See Note 3) in excess of the proceeds raised in the amount of $814,500.

ASC 820 establishes a valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows.

·	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.
·	Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.
·	Level 3 inputs are unobservable inputs based on the Company's own assumptions used to measure assets and liabilities at fair value.

A financial asset or liability's classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. The warrant liability is measured at fair value using certain estimated factors such as volatility and probability which are classified within Level 3 of the valuation hierarchy. Significant unobservable inputs are used in the fair value measurement of the Company's derivative warrant liabilities include volatility. Significant increases (decreases) in the volatility input would result in a significantly higher (lower) fair value measurement.

The following table summarizes the warrant activity since December 31, 2010:

Number of Warrants

Warrants outstanding at December 31, 2010	-
January 25, 2011 Warrants issued	8,668,701
Warrants exercised during 2011	-
Warrants outstanding at December 31, 2011	8,668,701
Warrants issued	1,904,033
Additional warrants due to anti-dilution provisions	435,020
Warrants exercised during 2012	-
Warrants outstanding and exercisable at September 30, 2012	11,007,754

NOTE 10. - WARRANTS FOR COMMON STOCK

Prior to December 31, 2010, 22nd Century Ltd granted warrants to purchase common shares of 22nd Century Group in connection with borrowings as an additional incentive for providing financing to the Company and as additional compensation to officers, consultants and advisors. The warrants were granted with a conversion price of less than $.0001, and the number of warrants issued was negotiated based on the agreement at the time of the grant. These warrants had been issued for terms of two to five years. All of these warrants were exercised prior to December 31, 2010.

In connection with the January 25, 2011 Private Placement and Merger, the Company issued 8,651,978 five year warrants ("January 25, 2011 Warrants") to purchase shares of common stock of 22nd Century Group as follows: 5,000,000 with an exercise price of $3.00 per share, and 3,651,978 with an exercise price of $1.50 per share. These warrants contain "down round" provisions which provide for adjustments to the exercise price if the Company issues common shares of stock of 22nd Century Group at a price that is less than the respective warrant exercise prices. This provision is a guarantee of value which requires that these warrants be classified as derivatives for accounting purposes which means they are reported as a liability and marked to market at each balance sheet date. The original amount of the warrant liability related to the 5,000,000 $3.00 warrants was $1,550,000 and was recorded as a reduction of equity on January 25, 2011; the original amount of the warrant liability related to the 3,651,978 $1.50 warrants is $1,511,750, and, because it was recorded as a liability, the portion of proceeds from the Private Placement that was recorded as contributed capital was reduced accordingly. As of December 31, 2011 there are 3,651,978 January 25, 2011 Warrants with an exercise price of $1.50 and 5,000,000 January 25, 2011 Warrants with an exercise price of $3.00.

The Company estimated the initial value of the warrant liability at January 25, 2011 using the binomial lattice model to allocate total enterprise value to the warrants and other securities in the Company's capital structure based upon the enterprise value implied in the January 25, 2011 Private Placement. Consideration was also given to the impact of expected future capital raises and issuances of securities under the Company's 2010 Equity Investment Plan ("EIP"). Volatility was estimated based on historical observed equity volatilities and implied (forward) or expected volatilities for a sample group of guideline companies and consideration of recent market trends. The fair value of this warrant liability as of December 31, 2011 was estimated to be $550,000 which was determined using the binomial lattice model with updated for the factors used in the initial valuation performed as of January 25, 2011, principally: the equity value of the Company, the remaining exercise period and the decrease in the risk free interest rate. As a result a gain of $2,511,750 was recorded as other income in the statement of operations during 2011. The following table is a roll-forward of the warrant liability from the initial valuation:

Fair value of warrant liability as of January 25, 2011	$3,061,750
Gain as a result of change in fair value	(2,511,750)
Fair value at December 31, 2011	$550,000

ASC 820 establishes a valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows.

·	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.
·	Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.
·	Level 3 inputs are unobservable inputs based on the Company's own assumptions used to measure assets and liabilities at fair value.

A financial asset or liability's classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. The warrant liability is measured at fair value using certain estimated factors such as volatility and probability and are classified within Level 3 of the valuation hierarchy.

The following table summarizes the warrant activity since December 31, 2009:

Number of Warrants

Warrants outstanding at December 31, 2009	1,688,076
Warrants issued during 2010	3,116,447
Warrants exercised during 2010	(4,804,523)
Warrants outstanding at December 31, 2010	-
January 25, 2011 Warrants issued	8,651,978
Warrants exercised during 2011	-
Warrants outstanding at December 31, 2011	8,651,978

Warrants exercisable at December 31, 2011	8,651,978

COMMITMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
COMMITMENTS [Abstract]
COMMITMENTS

NOTE 10. - COMMITMENTS

License Agreements - Under its exclusive license agreement with NCSU, the Company is required to pay minimum annual royalty payments, which are credited against running royalties on sales of licensed products. The annual minimum royalty for each of the calendar years 2012 and 2013 is $75,000, and in 2014 the annual minimum royalty increases to $200,000. The license agreement continues through the life of the last-to-expire patent, which is expected to be 2022. These minimum royalty payments are due each February following the end of the applicable calendar year and are reduced by any running royalties paid or payable for that year. The agreement also requires a milestone payment of $150,000 upon FDA approval of a product that uses the NCSU licensed technology. The Company is also responsible for reimbursing NCSU for actual third-party patent costs incurred. These costs vary from year to year and the Company has certain rights to direct the activities that result in these costs. During the nine month period ended September 30, 2012, the costs incurred related to patent costs and patent maintenance amounted to $55,853 ($93,343 during the year ended December 31, 2011).

The Company has two other exclusive license agreements which require aggregate annual license fees of approximately $65,000, which are credited against running royalties on sales of licensed products. Each license agreement continues through the life of the last-to-expire patent.

The Company entered into a three year lease for approximately 3,800 square feet of office space in Clarence, NY, which commenced September 1, 2011. Scheduled rent remaining as of September 30, 2012 is as follows:

2012	$8,750
2013	$37,833
2014	$28,000

NOTE 11. - COMMITMENTS

License Agreements - Under its exclusive license agreement with NCSU, the Company is required to pay minimum annual royalty payments, which are credited against running royalties on sales of licensed products. The annual minimum royalty for each of the calendar years 2010 through 2013 is $75,000, and in 2014 the annual minimum royalty increases to $200,000. The license agreement continues through the life of the last-to-expire patent, which is expected to be 2022. These minimum royalty payments are due each February following the end of the applicable calendar year and are reduced by any running royalties paid or payable for that year. The agreement also requires a milestone payment of $150,000 upon FDA approval of a product that uses the NCSU licensed technology. The Company is also responsible for reimbursing NCSU for actual third-party patent costs incurred. These costs vary from year to year and the Company has certain rights to direct the activities that result in these costs. During the year ended December 31, 2011, the costs incurred related to patent costs and patent maintenance amounted to $93,343 (as compared to $125,956 during the year ended December 31, 2010).

The Company has two other exclusive license agreements which require aggregate annual license fees of approximately $55,000, which are credited against running royalties on sales of licensed products. Each license agreement continues through the life of the last-to-expire patent.

The Company entered into a three year lease for approximately 3,800 square feet of office space in Clarence, NY, which commenced September 1, 2011. Scheduled rent remaining as of December 31, 2011 is as follows:

2012	$32,667
2013	$37,833
2014	$28,000

EARNINGS PER COMMON SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
EARNINGS PER COMMON SHARE [Abstract]
EARNINGS PER COMMON SHARE

NOTE 11. - EARNINGS PER COMMON SHARE

The following table sets forth the computation of basic and diluted earnings per common share for the three month periods ended September 30, 2012 and 2011:

	September 30,	September 30,
	2012	2011

Net loss attributed to common shareholders	$(448,925)	$(465,082)

Denominator for basic earnings per share-weighted average shares outstanding	31,048,979	27,209,646

Effect of dilutive securities:
Warrants, restricted stock and options outstanding	-	-

Denominator for diluted earnings per common share - weighted average shares adjusted for dilutive securities	31,048,979	27,209,646

Income (loss) per common share - basic	$(0.01)	$(0.02)

Income (loss) per common share- diluted	$(0.01)	$(0.02)

The following table sets forth the computation of basic and diluted earnings per common share for the nine month periods ended September 30, 2012 and 2011:

	September 30,	September 30,
	2012	2011

Net loss attributed to common shareholders	$(2,429,915)	$(2,218,362)

Denominator for basic earnings per share-weighted average shares outstanding	29,477,387	26,263,743

Effect of dilutive securities:
Warrants, restricted stock and options outstanding	-	-

Denominator for diluted earnings per common share - weighted average shares adjusted for dilutive securities	29,477,387	26,263,743

Loss per common share - basic	$(0.08)	$(0.08)

Loss per common share- diluted	$(0.08)	$(0.08)

Securities outstanding that were excluded from the computation of earnings per share for the nine month periods because they would have been anti-dilutive are as follows:

	September 30,	September 30,
	2012	2011

Warrants	11,007,754	8,651,978
Convertible Debt Issued December 16, 2011 (number of shares including related warrants upon conversion of 2,888,800)	5,296,133	-
Convertible Debt Issued August 9, 2012 (number of shares including related warrants upon conversion of 371,000)	742,000	-
Restricted Stock	550,000	700,000
Convertible Note	290,566	-
Options	450,000	35,000
	18,336,453	9,386,978

NOTE 12. - EARNINGS PER COMMON SHARE

The following table sets forth the computation of basic and diluted earnings per common share for the year ended December 31, 2011 and 2010:

	2011	2011

Net loss attributed to common shareholders	$(1,353,903)	$(1,423,632)

Denominator for basic earnings per share-weighted average shares outstanding	26,391,204	12,437,983

Effect of dilutive securities:
Warrants, restricted stock and options outstanding	-	-

Denominator for diluted earnings per common share - weighted average shares adjusted for dilutive securities	26,391,204	12,437,983

Loss per common share - basic	$(0.05)	$(0.11)

Loss per common share- diluted	$(0.05)	$(0.11)

Securities outstanding that were excluded from the computation because they would have been anti-dilutive are as follows:

	2011	2010
Warrants	8,651,978	-
Convertible Debt Issued December 16, 2011(number of shares including related warrants upon conversion of 3,082,000)	5,650,333	-
Restricted Stock	700,000	-
Convertible Note	246,707	-
Options	35,000	-
	15,284,018	-

STOCK BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
STOCK BASED COMPENSATION [Abstract]
STOCK BASED COMPENSATION

NOTE 12. - STOCK BASED COMPENSATION

On October 21, 2010, the Company established the 2010 Equity Incentive Plan ("EIP") for officers, employees, directors, consultants and advisors to the Company and its affiliates, consisting of 4,250,000 shares of common stock. The EIP has a term of ten years and is administered by our Board of Directors ("Board") or a committee to be established by our Board (the "Administrator"), to determine the various types of incentive awards that may be granted to recipients under this plan and the number of shares of common stock to underlie each such award under the EIP. On June 30, 2011, the Company filed a Form S-8 registration statement with the SEC to register all of the shares of common stock of 22nd Century Group that it may issue under the EIP

For the three and nine months ended September 30, 2012, the Company recorded compensation expense related to awards under the EIP of $31,241 and $690,975, respectively ($48,979 and $327,458 for the three and nine months ended September 30, 2011, respectively), which included the award of 550,000 restricted shares that vested immediately and were valued at the closing price on the award date.

As of September 30, 2012, unrecognized compensation expense related to non-vested restricted shares and stock options amounted to $131,563, which is expected to be substantially recognized during 2013. No expense was recorded for restricted stock grants with milestone vesting not considered probable, which had a fair value at grant date of $51,000.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model. No options were issued during the three months ended September 30, 2012.

A summary of all stock option activity since December 31, 2011 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2011	35,000	$1.20
Granted in 2012	415,000	$0.69
Outstanding at September 30, 2012	450,000	$0.73	9.54 years	$-

Exercisable at September 30, 2012	380,000	$0.74	9.72 years	$-

NOTE 13. - STOCK BASED COMPENSATION

On October 21, 2010, the Company established the 2010 Equity Incentive Plan ("EIP") for officers, employees, directors, consultants and advisors to the Company and its affiliates, consisting of 4,250,000 shares of common stock. The EIP has a term of ten years and is administered by our Board of Directors ("Board") or a committee to be established by our Board (the "Administrator"), to determine the various types of incentive awards that may be granted to recipients under this plan and the number of shares of common stock to underlie each such award under the EIP. The EIP also contains a provision which restricts the plan to granting awards relating to no more than 1,600,000 shares of common stock of 22nd Century Group during the first twelve months following the effective date of the Merger. On March 31, 2011, the Company filed a Form S-8 registration statement with the SEC to register all of the shares of common stock of 22nd Century Group that it may issue under the EIP.

The number of shares of common stock of 22nd Century Group subject to the EIP, any number of shares subject to any numerical limit in the EIP, and the number of shares and terms of any incentive award will be adjusted in the event of any change in outstanding common stock of 22nd Century Group by reason of any stock dividend, spin-off, split-up, stock split, reverse stock split, recapitalization, reclassification, merger, consolidation, liquidation, business combination or exchange of shares or similar transaction.

The EIP authorizes the grant of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, restricted stock and restricted stock units.

All awards made under the EIP may be subject to vesting and other contingencies as determined by the Administrator and will be evidenced by agreements approved by the Administrator which set forth the terms and conditions of each award.

The Company accounts for stock-based compensation under the provisions of ASC Topic 718, "Compensation - Stock Compensation." The Company recognizes compensation cost in its financial statements for all share based payments granted, modified, or settled during the period. For awards with graded vesting, compensation cost is recognized on a straight-line basis over the requisite service period, generally the related vesting period.

On April 1, 2011, under our EIP, the Board granted an aggregate of 1,150,000 shares of common stock of 22nd Century Group to officers and directors of which 450,000 shares vested immediately and incentive stock options to key employees to purchase an aggregate of 35,000 shares of 22nd Century Group's common stock. The Company has non-vested awards for 700,000 restricted shares outstanding; 600,000 of the outstanding restricted shares vest at the rate of 150,000 shares annually over the four-year period ending April 1, 2015 and the remaining 100,000 restricted shares vest based on achieving a performance milestone which is annual sales of $3 million in cigarettes (not SPECTRUM or X-22) by December 31, 2013.

For the year ended December 31, 2011, the Company recorded compensation expense $376,437 ($51,000 included in research and development expense and $325,437 included in general and administrative expense).

On February 1, 2009, the Company granted an award for service to an executive officer of 445,207 warrants to purchase common shares, vesting over a one year service period ending February 1, 2010. The related compensation cost of $258,662 was determined by the intrinsic value of the underlying common shares at the time of the award of $0.58 per unit and was charged to expense on a straight line basis over the service period. The cost was fully amortized in the first quarter of 2010 with a charge of $43,090.

As of December 31, 2011, unrecognized compensation expense related to non-vested restricted shares with annual vesting amounted to $186,469 and non-vested stock options amounted to $9,135. No expense was recorded for restricted stock grants with milestone vesting not considered probable, which had a fair value at grant date of $51,000.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The following assumptions were used for the year ended December 31, 2011:

2011
Risk-free interest rate	3.5%
Expected dividend yield	0%
Expected stock price volatility	90%
Expected life of options	10 years

The Company estimated the expected volatility based on data used by peer group of public companies. The expected term was estimated using the contract life of the option. The risk-free interest rate assumption was determined using the equivalent U.S. Treasury bonds yield over the expected term. The Company has never paid any cash dividends and does not anticipate paying any cash dividends in the foreseeable future. Therefore, the Company assumed an expected dividend yield of zero.

A summary of all stock option activity for the year ended December 31, 2011 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at December 31, 2010	-	$-
Granted in 2011	35,000	$1.20
Outstanding at December 31, 2011	35,000	$1.20	9.67 years	$-

Exercisable at December 31, 2011	-	$-	-	$-

The weighted average grant date fair value of options granted during the year ended December 31, 2011 was $1.04.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 14 - INCOME TAXES

The following is a summary of the components giving rise to the income tax provision (benefit) for the years ended December 31, 2011.

The provision (benefit) for income taxes consists of the following:

2011

Current:
Federal	$-
State	-
Total current	-
Deferred:
Federal	(1,284,145)
State	(288,654)
Total deferred	(1,572,799)
Change in valuation allowance	1,572,799
$-

The provision (benefit) for income tax varies from that which would be expected based on applying the statutory federal rate to pre-tax accounting loss as follows:

2011

Statutory federal rate	(34.0)%
Permanent items	0.2
Change in tax status	(20.8)
State tax provision, net of federal benefit	(4.7)
Valuation allowance	59.3

Effective tax rate	0.0%

Individual components of deferred taxes consist of the following:

Deferred tax assets:
Net operating loss carryforwards	$2,033,122
Derivative liability	212,773
2,245,895
Deferred tax liabilities:
Prepaid expenses	(6,838)
Patents and trademarks	(180,795)
Stock-based compensation	(81,265)
Beneficial conversion feature of convertible debt	(404,198)
(673,096)
Valuation allowance	(1,572,799)

Net deferred taxes	$-

As of December 31, 2011 the Company has a deferred tax liability of $404,198, which is based on the tax effect of the difference in basis between GAAP and tax purposes for the beneficial conversion feature on the convertible notes issued December 16, 2011. The Company's valuation allowance was also offset to account for the deferred tax liability. This deferred tax liability will decrease as the as the beneficial conversion feature is amortized over the term of the notes. When the Company determines that the valuation allowance can be eliminated in its entirety, the tax effect of the beneficial conversion feature of $411,139 will reverse into contributed capital.

The Company incurred a net operating loss of approximately $5,300,000 from the Merger to December 31, 2011 and this amount is being carried forward to future years and expires on December 31, 2031. Due to the uncertainty of the Company's ability to generate sufficient taxable income in the future before they expire, the company has recorded a valuation allowance to reduce the net deferred tax asset to zero. This NOL is included in the net deferred tax asset that has been fully offset by the valuation allowance

ASC 740 provides guidance on the financial statement recognition and measurement for uncertain income tax positions that are taken or expected to be taken in a company's income tax return. The Company has no uncertain tax positions as of December 31, 2011.

The Company's federal and state tax returns for the years ended December 31, 2009 to December 31, 2011, including the pre-Merger short period from January 1, 2011 through January 25, 2011, are currently open to audit under the statutes of limitations. There are no pending audits as of December 31, 2011.

SUBSEQUENT EVENT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SUBSEQUENT EVENT [Abstract]
SUBSEQUENT EVENT

NOTE 13. - SUBSEQUENT EVENT

Subsequent to September 30, 2012, the Company raised approximately $750,000 in a private placement offering. Each unit in the offering was sold for $0.25 and consisted of one share of common stock and one-half of a warrant to purchase common stock. Each full warrant issued has an exercise price of $1.00 per share, a five year term and a "down round provision" so the warrants will be classified as derivatives for accounting purposes, which means they are reported as a liability and marked to market at each balance sheet date. This private placement will constitute a "down round" for purposes of certain previously issued warrants and convertible notes and will result in adjustments to the exercise price, conversion price and the number of shares issuable upon exercise or conversion of these previously issued securities.

NOTE 15. - SUBSEQUENT EVENT

In January 2012, the Company entered into an Agreement (the "Agreement") with one of its vendors to resolve payables of approximately $259,000. Pursuant to the terms of the Agreement, the Company paid $50,000 and issued 1,000,000 shares of its common stock to the vendor which satisfied the outstanding amount payable and established a credit for the Company for future services of approximately $172,000. The shares of common stock issued were valued at the average of the closing sale prices of such common stock on the Over-The-Counter Bulletin Board (OTCBB) for a ten (10) trading day period (resulting in an approximate value of $381,000).

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	9 Months Ended
Sep. 30, 2012
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of Presentation

Basis of Presentation - The accompanying unaudited statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments, consisting of normal recurring accruals, considered necessary for a fair and non-misleading presentation of the financial statements have been included.

The results of operations for any interim period are not necessarily indicative of results for the full year. Operating results for the nine months ended September 30, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012. The balance sheet at December 31, 2011 has been derived from the audited financial statements at that date, but does not include all of the information and footnotes required by GAAP for complete financial statements.

Nature of Business

Nature of Business - 22nd Century Ltd, 22nd Century Group's wholly-owned subsidiary, is a plant biotechnology company specializing in technology that allows for the level of nicotine and other nicotinic alkaloids (e.g., nornicotine, anatabine and anabasine) in tobacco plants to be decreased or increased through genetic engineering and plant breeding. The Company owns or exclusively controls 105 issued patents in 78 countries plus an additional 38 pending patent applications. Hercules Pharmaceuticals, LLC ("Hercules Pharmaceuticals") and Goodrich Tobacco Company, LLC ("Goodrich Tobacco") are subsidiaries of 22nd Century Ltd and are business units for the Company's (i) smoking cessation product and (ii) premium cigarettes and potential modified risk tobacco products, respectively.

Principles of Consolidation

Principles of Consolidation - The accompanying consolidated financial statements include the accounts of 22nd Century Group, its wholly owned subsidiary, 22nd Century Ltd, and 22nd Century Ltd's wholly owned subsidiaries, Hercules Pharmaceuticals and Goodrich Tobacco. In May 2012, 22nd Century Ltd acquired from an employee the non-controlling membership units of Goodrich Tobacco that it did not own so that Goodrich Tobacco became a wholly owned subsidiary. All intercompany accounts and transactions have been eliminated.

Reclassification	Reclassifications - Certain items in the 2011 financial statements have been reclassified to conform to the 2012 classification.
Preferred stock authorized	Preferred stock authorized - the authorization is for "blank check" preferred stock, which could be issued with voting, liquidation, dividend and other rights superior to our common stock.
Inventory

Inventory - Inventories are valued at the lower of cost or market. Cost is determined on the first-in, first-out (FIFO) method. Inventories are evaluated to determine whether any amounts are not recoverable based on slow moving or obsolete condition and are written off or reserved as appropriate. The Company's inventory consisted of the following categories:

	September 30,	December 31,
	2012	2011

Materials, mainly tobacco	$1,154,190	$678,123
Finished goods	-	-

Total	$1,154,190	$678,123

Intangible Assets

Intangible Assets - Intangible assets are recorded at cost and consist primarily of expenditures incurred with third parties related to the processing of patent claims and trademarks with government authorities. The Company also capitalized costs as a result of one of its exclusively licensed patent applications being subject to an interference proceeding invoked by the U.S. Patent and Trademark Office, which favorably resulted in the Company obtaining rights to a third party's issued patent. The amounts capitalized relate to patents the Company owns or to which it has exclusive rights and its trademarks, and exclude approximately $1.8 million recovered from a former licensee as direct reimbursements of costs incurred. These capitalized costs are amortized using the straight-line method over the remaining statutory life of the Company's primary patent family, which expires in 2019 (the assets' estimated lives). Periodic maintenance or renewal fees, which are generally due on an annual basis, are expensed as incurred. Annual minimum license fees are charged to expense in the year the licenses are effective. Total patent and trademark costs capitalized and accumulated amortization amounted to $2,187,892 and $821,708, respectively, as of September 30, 2012 ($2,063,812 and $676,708, respectively, as of December 31, 2011). The estimated annual amortization expense for the next five years is approximately $203,000.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets - The Company reviews the carrying value of its amortizing long-lived assets whenever events or changes in circumstances indicate that the historical cost-carrying value of an asset may no longer be recoverable.

The Company assesses recoverability of the asset by estimating the future undiscounted net cash flows expected to result from the asset, including eventual disposition. If the estimated future undiscounted net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and its fair value. There was no impairment loss recorded during the nine months ended September 30, 2012 or 2011.

Deferred Debt Issuance Costs

Deferred Debt Issuance Costs - The Company incurred costs related to a private placement of convertible notes that closed on December 16, 2011 ("Convertible Notes"). These costs were recorded in the balance sheet as a deferred charge and are being amortized over the one-year term of the Convertible Notes. The unamortized balance at September 30, 2012 is $8,464 ($22,405 as of December 31, 2011), which is expected to be fully amortized in the fourth quarter of 2012. Amortization expense for the three and nine months ended September 30, 2012 amounted to $5,859 and $18,954, respectively.

Income Taxes

Income Taxes - Prior to the Merger, the Company was treated as a partnership for federal and state income tax purposes. As a result, there was no entity level income tax for periods prior to the Merger because all taxable income tax deductions and tax credits were passed through to the members of the Company. Following the Merger on January 25, 2011, the Company is treated as a corporation, subject to federal and state income taxes. Accordingly, as of the Merger date the Company is required to recognize deferred tax assets and liabilities for any basis differences in its assets and liabilities between tax and GAAP reporting, and for operating loss and credit carryforwards.

In light of the Company's history of cumulative losses management has determined that is it more likely than not that its net deferred tax asset will not be realized. Accordingly the Company established a valuation allowance to fully offset its net deferred tax asset as of September 30, 2012 and December 31, 2011.

The Company's federal and state tax returns for the years ended December 31, 2010 to December 31, 2011, including the pre-Merger short period from January 1, 2011 through January 25, 2011, are currently open to audit under the statutes of limitations. There are no pending audits as of September 30, 2012.

Stock Based Compensation

Stock Based Compensation - The Company uses a fair-value based method to determine compensation for all arrangements under which Company employees and others receive shares, options or warrants to purchase common shares of 22nd Century Group. Stock based compensation expense is recorded over the requisite service period based on estimates of probability and time of achieving milestones and vesting. For accounting purposes, the shares will be considered issued and outstanding upon vesting.

Debt Discounts

Debt Discounts - Original issue discount ("OID") is recorded equal to the difference between the cash proceeds, after allocation to warrants issued or issuable upon payment of the debt, and the face value of the debt when issued and amortized as interest expense during the term of the debt.

When the convertible feature of the conventional convertible debt is issued, the embedded conversion feature is evaluated to determine if bifurcation and derivative treatment is required and whether there is a beneficial conversion feature. When the convertible debt provides for an effective rate of conversion that is below market value, this feature is characterized as a beneficial conversion feature ("BCF"). Prior to the determination of the BCF, the proceeds from the debt instrument were first allocated between the convertible debt and any embedded or detachable free standing instruments that are included, such as common stock warrants. The proceeds allocated to any warrants are recorded as a debt discount.

For the Convertible Notes, bifurcation of the embedded conversion feature was not required and the Company recorded the OID and the BCF related to these Convertible Notes as a debt discount and recorded the Convertible Notes net of the discount related to both the OID and the BCF. Debt discount is amortized to interest expense over the life of the debt. In the case of any conversion prior to the maturity date there will be an unamortized amount of debt discount that relates to such conversion. The prorata amount of unamortized discount at the time of such conversion is charged to interest expense as accelerated amortization of the discount. The fair value of warrants issued at the time of conversion is recorded as a reduction of the amount applied to the common stock issued in the conversion and to the extent that the fair value of warrants exceeds the carrying value of the debt a charge to interest expense results for such excess amount.

Other income - therapeutic grant

Other income - therapeutic grant - In 2010,22nd Century Ltd received approval of a government grant as partial support for its clinical trial for the U.S. Food and Drug Administration ("FDA"). All costs associated with this grant were charged to research and development expense and the grant income was fully recognized in 2011. During the three and nine month periods ending September 30, 2011 $80,000 and $223,540, respectively, was recognized into income and included in other income on the statement of operations.

Revenue Recognition

Revenue Recognition - The Company recognizes revenue at the point the product is shipped to a customer and title has transferred. Revenue from the sale of the Company's products is recognized net of cash discounts, sales returns and allowances. Cigarette federal excise taxes are included in net sales and accounts receivable billed to customers, except on sales of SPECTRUM research cigarettes and exported cigarettes in which such taxes do not apply.

The Company was chosen to be a subcontractor for a 5-year government contract between RTI International ("RTI") and the National Institute on Drug Abuse ("NIDA") to supply NIDA research cigarettes which includes four development stages. These government research cigarettes are distributed under the Company's mark SPECTRUM. The Company completed the four developmental stages and delivered approximately 9 million SPECTRUM research cigarettes during the year ended December 31, 2011 and recognized the related revenue ($529,370 and $801,636 in the three and nine month periods ending September 30, 2011, respectively). The Company has delivered an additional 2.7 million SPECTRUM research cigarettes in July 2012 and recognized the related revenue ($15,683 in the three and nine month periods ending September 30, 2012). Future revenue under this sub-contract arrangement is expected to be related to the delivery of SPECTRUM and will be recognized at the point the product is shipped and title has transferred.

Derivatives

Derivatives - We do not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks. We evaluate all of our financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair market value and then is revalued at each reporting date, with changes in fair value reported in the consolidated statement of operations. The methodology for valuing our outstanding warrants classified as derivative instruments utilizes a lattice model approach which includes probability weighted estimates of future events including volatility of our common stock. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within twelve months of the balance sheet date.

Research and Development	Research and Development - Research and development costs are expensed as incurred.
Loss Per Common Share

Loss Per Common Share - Basic loss per common share is computed using the weighted-average number of common shares outstanding. Diluted loss per share is computed assuming conversion of all potentially dilutive securities. Potential common shares outstanding are excluded from the computation if their effect is anti-dilutive.

Commitment and Contingency Accounting

Commitment and Contingency Accounting - The Company evaluates each commitment and/or contingency in accordance with the accounting standards, which state that if the item is more likely than not to become a direct liability, then the Company will record the liability in the financial statements. If not, the Company will disclose any material commitments or contingencies that may arise.

Use of Estimates

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Fair value of financial instruments

Fair Value of Financial Instruments- Financial instruments include cash, receivables, accounts payable, accrued expenses, notes payable, convertible notes payable and warrant liability. Fair value for everything except for the warrant liability is assumed to approximate carrying values for these financial instruments, since they are short term in nature or they are receivable or payable on demand. The determination of the fair value of the warrant liability is disclosed in Note 9.

Recent Accounting Pronouncements

Recent Accounting Pronouncements - In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. This update results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. ASU 2011-04 is required to be applied prospectively in interim and annual periods beginning after December 15, 2011. Early application was not permitted. The adoption of ASU 2011 did not have a material impact on the consolidated financial statements.

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2012
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Inventory	The Company's inventory consisted of the following categories:
	September 30,	December 31,
	2012	2011

Materials, mainly tobacco	$1,154,190	$678,123
Finished goods	-	-

Total	$1,154,190	$678,123

NOTES PAYABLE (Tables)	9 Months Ended
Sep. 30, 2012
NOTES PAYABLE [Abstract]
Notes Payable

Notes payable consisted of the following as of the dates set forth below:

	September 30,	December 31,
	2012	2011
Notes date September 15 and October 15, 2009	$-	$25,000
Convertible Note dated March 31, 2011	77,000	87,000
Note dated January 25, 2011	140,000	140,000
Note dated March 30, 2011	350,000	350,000
Note dated March 22, 2012 and April 13, 2012	50,000	-
Note dated June 20, 2012	6,000	-
	623,000	602,000
Less long term portion of notes payable	-	(177,000)
Notes Payable (shown in current liabilities)	$623,000	$425,000

CONVERTIBLE NOTES (Tables)	9 Months Ended
Sep. 30, 2012
CONVERTIBLE NOTES ISSUED DECEMBER 16, 2011 [Abstract]
Summary of Notes and Related Discounts

The following table summarizes convertible notes and related discount.

	September 30,	December 31,
	2012	2011

Face value of Convertible Notes payable through maturity	$2,028,100	$1,926,250
Less unamortized original issue discount	(138,993)	(245,582)
Less unamortized discount related to BCF	(260,333)	(1,038,782)
Convertible Notes, net of unamortized debt discount	$1,628,774	$641,886

Carrying value of December 16, 2011 notes	$1,551,054	$641,886
Carrying value of August 9, 2012 notes	$77,720	$-

WARRANTS FOR COMMON STOCK (Tables)	9 Months Ended
Sep. 30, 2012
WARRANTS FOR COMMON STOCK [Abstract]
Roll-Forward of Warrant Liability from Intitial Valuation

The Company estimates the value of warrant liability at upon issuance of the warrants and at each balance sheet date using the binomial lattice model to allocate total enterprise value to the warrants and other securities in the Company's capital structure. Volatility was estimated based on historical observed equity volatilities and implied (forward) or expected volatilities for a sample group of guideline companies and consideration of recent market trends. The following table is a roll-forward of the warrant liability:

Fair value of warrant liability upon issuance - January 25, 2011	$3,061,750
Gain as a result of change in fair value	(2,511,750)
Fair value at December 31, 2011	550,000
Fair value of warrant liability upon partial conversion of
December 16, 2011 Notes	152,100
Fair value of warrant liability upon issuance - May 15, 2012	1,841,000
Fair value of warrant liability related to minimum warrants issuable upon maturity of August 9, 2012 convertible notes	92,750
Gain as a result of change in fair value	(1,981,917)
Fair value at September 30, 2012	$653,933

Warrant Activity

The following table summarizes the warrant activity since December 31, 2010:

Number of Warrants

Warrants outstanding at December 31, 2010	-
January 25, 2011 Warrants issued	8,668,701
Warrants exercised during 2011	-
Warrants outstanding at December 31, 2011	8,668,701
Warrants issued	1,904,033
Additional warrants due to anti-dilution provisions	435,020
Warrants exercised during 2012	-
Warrants outstanding and exercisable at September 30, 2012	11,007,754

COMMITMENTS (Tables)	9 Months Ended
Sep. 30, 2012
COMMITMENTS [Abstract]
Scheduled Rent

The Company entered into a three year lease for approximately 3,800 square feet of office space in Clarence, NY, which commenced September 1, 2011. Scheduled rent remaining as of September 30, 2012 is as follows:

2012	$8,750
2013	$37,833
2014	$28,000

EARNINGS PER COMMON SHARE (Tables)	9 Months Ended
Sep. 30, 2012
EARNINGS PER COMMON SHARE [Abstract]
Computation of Basic and Diluted Earnings Per Common Share

The following table sets forth the computation of basic and diluted earnings per common share for the three month periods ended September 30, 2012 and 2011:

	September 30,	September 30,
	2012	2011

Net loss attributed to common shareholders	$(448,925)	$(465,082)

Denominator for basic earnings per share-weighted average shares outstanding	31,048,979	27,209,646

Effect of dilutive securities:
Warrants, restricted stock and options outstanding	-	-

Denominator for diluted earnings per common share - weighted average shares adjusted for dilutive securities	31,048,979	27,209,646

Income (loss) per common share - basic	$(0.01)	$(0.02)

Income (loss) per common share- diluted	$(0.01)	$(0.02)

The following table sets forth the computation of basic and diluted earnings per common share for the nine month periods ended September 30, 2012 and 2011:

	September 30,	September 30,
	2012	2011

Net loss attributed to common shareholders	$(2,429,915)	$(2,218,362)

Denominator for basic earnings per share-weighted average shares outstanding	29,477,387	26,263,743

Effect of dilutive securities:
Warrants, restricted stock and options outstanding	-	-

Denominator for diluted earnings per common share - weighted average shares adjusted for dilutive securities	29,477,387	26,263,743

Loss per common share - basic	$(0.08)	$(0.08)

Loss per common share- diluted	$(0.08)	$(0.08)

Schedule Outstanding Excluded from Computation Because they would have bee Anti-dilutive

Securities outstanding that were excluded from the computation of earnings per share for the nine month periods because they would have been anti-dilutive are as follows:

	September 30,	September 30,
	2012	2011

Warrants	11,007,754	8,651,978
Convertible Debt Issued December 16, 2011 (number of shares including related warrants upon conversion of 2,888,800)	5,296,133	-
Convertible Debt Issued August 9, 2012 (number of shares including related warrants upon conversion of 371,000)	742,000	-
Restricted Stock	550,000	700,000
Convertible Note	290,566	-
Options	450,000	35,000
	18,336,453	9,386,978

STOCK BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2012
STOCK BASED COMPENSATION [Abstract]
Summary of All Stock Option Activity

A summary of all stock option activity since December 31, 2011 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2011	35,000	$1.20
Granted in 2012	415,000	$0.69
Outstanding at September 30, 2012	450,000	$0.73	9.54 years	$-

Exercisable at September 30, 2012	380,000	$0.74	9.72 years	$-

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended		1 Months Ended
	Jul. 31, 2012	Jan. 25, 2011	Jan. 24, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jan. 24, 2011 Private Placement [Member]	Sep. 30, 2011 Private Placement [Member]	Jun. 30, 2011 Private Placement [Member]	Jan. 24, 2011 Private Placement [Member] Cash Expenses [Member]	Jan. 24, 2011 Private Placement [Member] Non-Cash Convertible Debt Related Expense [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Share issued to 22nd Century Limited, LLC due to merger		21,434,446
Percentage of share amounts owned by 22nd Century Limited, LLC		80.10%
Common Stock issued in private placement, shares										5,434,446
Common shares issued, price per unit										$ 1
Warrants, expiration period				5 years		5 years				5 years
Warrant issued per each common share issued										0.5
Warrants, exercise price										1.5
Distribution of warrants for common stock, warrants										5,016,722
Warrants issued reclassified as derivative liability			$ 1,511,750							$ 1,550,000
Distribution of warrants for common stock, term										5 years
Distribution of warrants for common stock, exercise price										$ 3
Conversion of shareholder note and accrued interest to common shares and warrants							614,070
Common Stock issued in exchange for services									2,192	395,376
Gross cash proceed from private placement										4,425,000
Net proceeds from private placement										3,200,000
Private placement expense											167,820	167,820	1,025,000	395,376
Estimated fair value of warrants issued to placement agent										390,000
Number of placement agent and advisor warrant issued to placement agent				1,904,033		1,904,033		8,668,701		934,755
Reduction of debt and accrued interest obligations										614,000
Number of patents issued				105		105
Number of countries where company owns or has exclusive licenses				78		78
Number of pending patent application				38		38
Reimbursements of costs incurred						1,800,000	1,800,000
Patent and trademark costs, gross				2,187,892		2,187,892		2,063,812
Patent and trademark costs, accumulated amortization				821,708		821,708		676,708
Patent and trademark costs, estimated amortization expense for year one				203,000		203,000
Patent and trademark costs, estimated amortization expense for year two				203,000		203,000
Patent and trademark costs, estimated amortization expense for year three				203,000		203,000
Patent and trademark costs, estimated amortization expense for year four				203,000		203,000
Patent and trademark costs, estimated amortization expense for year five				203,000		203,000
Deferred debt issuance costs, net				8,464		8,464		22,405
Amortization of debt discount				308,011		1,053,987	3,999	34,087	126,624
Other income - therapeutic grant					80,000		223,540	223,540
Number of cigarettes delivered	2,700,000							9,000,000
Revenue recognized from contract	$ 15,683				$ 529,370	$ 15,683	$ 801,636

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Inventory) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Materials, mainly tobacco	$ 1,154,190	$ 678,123
Finished goods
Total	$ 1,154,190	$ 678,123	$ 308,662

LIQUIDITY AND MANAGEMENT'S PLANS (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
LIQUIDITY AND MANAGEMENTS PLANS [Abstract]
Total current assets	$ 1,210,442	$ 971,252		$ 744,229
Total liabilities current	4,265,454	2,873,783		4,823,635
Cash	$ 5,941	$ 252,249	$ 4,375	$ 310	$ 158

MAY 2012 PRIVATE PLACEMENT (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Common Shares [Line Items]
Total consideration for common stock	$ 1,026,500
Minority interest in Goodrich Tobacco, percentage	4.00%
Minority interest in Goodrich Tobacco	90,000
Warrant exercise price	$ 1
Warrants issued, value	1,841,000
Noncash consideration expense	814,500
Warrant, term	5 years
May 15, 2012 [Member]
Common Shares [Line Items]
Common Stock issued in private placement, shares	1,710,833
Net proceeds from private placement	786,500
Conversion of accounts payable	$ 150,000

AMOUNTS OWED NORTH CAROLINA STATE UNIVERSITY ("NCSU") (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Collaborative Arrangement [Member]	Dec. 31, 2011 Collaborative Arrangement [Member]
Accounts Payable And Accrued Liabiltities [Line Items]
Accounts payable	$ 1,308,138	$ 1,064,892	$ 2,900,684	$ 865,000	$ 753,000
Number of days to pay liability after it is being invoiced				30 days
Number of days to terminate license agreement after a written notice				60 days
Patent and trademark costs, net	$ 1,366,184	$ 1,387,104	$ 1,467,623	$ 700,000

DEMAND BANK LOAN (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
DEMAND BANK LOAN [ABSTRACT]
Demand bank loans	$ 174,925	$ 174,925	$ 174,925
Annual interest rate above prime rate	0.75%	0.75%
Interest rate	4.00%	4.00%
Repayment of outstanding principal amount,period	30 days

NOTES PAYABLE (Notes Payable) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Notes date September 15 and October 15, 2009 [Member]	Dec. 31, 2011 Notes date September 15 and October 15, 2009 [Member]	Oct. 15, 2009 Notes date September 15 and October 15, 2009 [Member]	Sep. 15, 2009 Notes date September 15 and October 15, 2009 [Member]	Sep. 30, 2012 Convertible Note dated March 31, 2011 [Member]	Dec. 31, 2011 Convertible Note dated March 31, 2011 [Member]	Mar. 31, 2011 Convertible Note dated March 31, 2011 [Member]	Sep. 30, 2012 Note dated January 25, 2011 [Member]	Dec. 31, 2011 Note dated January 25, 2011 [Member]	Jan. 25, 2011 Note dated January 25, 2011 [Member]	Sep. 30, 2012 Note dated March 30, 2011 [Member]	Dec. 31, 2011 Note dated March 30, 2011 [Member]	Mar. 30, 2011 Note dated March 30, 2011 [Member]	Sep. 30, 2012 Note dated March 22, 2012 and April 13, 2012 [Member]	Apr. 13, 2012 Note dated March 22, 2012 and April 13, 2012 [Member]	Mar. 22, 2012 Note dated March 22, 2012 and April 13, 2012 [Member]	Dec. 31, 2011 Note dated March 22, 2012 and April 13, 2012 [Member]	Sep. 30, 2012 Note dated June 20, 2012 [Member]	Jun. 30, 2012 Note dated June 20, 2012 [Member]	Dec. 31, 2011 Note dated June 20, 2012 [Member]
Debt Instrument [Line Items]
Notes payable	$ 623,000	$ 602,000			$ 25,000	$ 10,000	$ 15,000	$ 77,000	$ 87,000	$ 237,000	$ 140,000	$ 140,000	$ 140,000	$ 350,000	$ 350,000	$ 350,000	$ 50,000	$ 25,000	$ 25,000		$ 6,000	$ 6,000
Less long term portion of notes payable		(37,000)
Notes payable	$ 623,000	$ 400,000

NOTES PAYABLE (Narrative) (Details) (USD $)	9 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended		1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Notes date September 15 and October 15, 2009 [Member]	Dec. 31, 2011 Notes date September 15 and October 15, 2009 [Member]	Oct. 15, 2009 Notes date September 15 and October 15, 2009 [Member]	Sep. 15, 2009 Notes date September 15 and October 15, 2009 [Member]	Dec. 16, 2011 Convertible Note dated March 31, 2011 [Member]	Dec. 31, 2011 Convertible Note dated March 31, 2011 [Member]	Sep. 30, 2012 Convertible Note dated March 31, 2011 [Member]	Mar. 31, 2011 Convertible Note dated March 31, 2011 [Member]	Sep. 30, 2012 Convertible Note dated March 31, 2011 [Member] Amdendment [Member] First, Principal Payment [Member]	Dec. 31, 2011 Convertible Note dated March 31, 2011 [Member] Amdendment [Member] First, Principal Payment [Member]	Dec. 31, 2011 Convertible Note dated March 31, 2011 [Member] Amdendment [Member] Second, Principal Payment [Member]	Jan. 25, 2011 Note dated January 25, 2011 [Member]	Sep. 30, 2012 Note dated January 25, 2011 [Member]	Dec. 31, 2011 Note dated January 25, 2011 [Member]	Sep. 30, 2012 Note dated March 30, 2011 [Member]	Dec. 31, 2011 Note dated March 30, 2011 [Member]	Mar. 30, 2011 Note dated March 30, 2011 [Member]	Sep. 30, 2012 Note dated March 22, 2012 and April 13, 2012 [Member]	Apr. 13, 2012 Note dated March 22, 2012 and April 13, 2012 [Member]	Mar. 22, 2012 Note dated March 22, 2012 and April 13, 2012 [Member]	Dec. 31, 2011 Note dated March 22, 2012 and April 13, 2012 [Member]	Sep. 30, 2012 Note dated June 20, 2012 [Member]	Jun. 30, 2012 Note dated June 20, 2012 [Member]	Dec. 31, 2011 Note dated June 20, 2012 [Member]
Debt Instrument [Line Items]
Notes payable	$ 623,000		$ 602,000			$ 25,000	$ 10,000	$ 15,000		$ 87,000	$ 77,000	$ 237,000				$ 140,000	$ 140,000	$ 140,000	$ 350,000	$ 350,000	$ 350,000	$ 50,000	$ 25,000	$ 25,000		$ 6,000	$ 6,000
Notes payable interest rate							10.00%	10.00%				9.00%				12.00%					4.00%		15.00%	15.00%			15.00%
Note maturity date														May 1, 2012	Jan 1, 2013	Jul 1, 2013
Payments on borrowings	35,000	458,275	50,000							50,000			10,000
Repayment of notes payable with convertible notes										100,000
Convertible notes issued in exchange for portion of Convertible Notes									115,000
Debt instrument maturity value														$ 50,000	$ 37,000

CONVERTIBLE NOTES (Narrative) (Details) (USD $)	1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended		1 Months Ended	9 Months Ended
	Aug. 09, 2012	Dec. 16, 2011	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jan. 25, 2011	Dec. 16, 2011 Notes Due 2012 [Member]	Sep. 30, 2012 Notes Due 2012 [Member] Minimum [Member]	Aug. 09, 2012 Notes Due 2013 [Member]	Sep. 30, 2012 Notes Due 2013 [Member]	Sep. 30, 2012 Notes Due 2013 [Member]	May 15, 2012 Notes Due 2013 [Member]	Dec. 16, 2011 Officer [Member]	Sep. 30, 2012 Officer [Member]
Notes Payable [Line Items]
Number of investors									24		4
Convertible notes, face amount									$ 1,926,250		$ 222,600				$ 368,000	$ 86,250
Proceeds from issuance of notes				56,000	215,000				1,675,000		210,000				105,000
Convertible notes payable unamortized, original issue discount			254,446	254,446		1,284,363			251,250		12,600
Note maturity date									Dec 16, 2012		Aug 9, 2013
Convertible notes conversion price per share									$ 0.75					$ 0.7417
Warrants as percentage of number of shares of common stock converted									120.00%		100.00%
Warrants, expiration period			5 years	5 years					5 years
Warrants, exercise price									1.5		0.6
Shares of common stock issuable upon conversion of convertible notes										5,000,000
Common stock, closing price	$ 0.45	$ 0.9								$ 0.8
Debt instrument, beneficial conversion feature	63,600	1,062,759		63,600		1,062,759
Amortization period		1 year
Amortization of debt discount			308,011	1,053,987	3,999	34,087	126,624					24,070	24,070
Convertible note, face amount			120,750	120,750
Common stock issued for short term unsecured notes															215,000
Notes payable interest rate															12.00%
Debt instrument carrying value, net of unamortized discount			68,000	68,000
Shares of common stock issued per convertible notes				161,000												115,000
Warrants issued to purchase common stock				193,200												138,000
Unamortized discount on convertible notes			66,000	66,000								144,880	144,880
Fair value of warrant liability				152,000
Interest due to debt conversion				31,000
Warrant liability			$ 653,933	$ 653,933		$ 550,000		$ 3,061,750			$ 92,750

CONVERTIBLE NOTES (Summary of Notes and Related Discount) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Notes Due 2012 [Member]	Dec. 31, 2011 Notes Due 2012 [Member]	Dec. 16, 2011 Notes Due 2012 [Member]	Sep. 30, 2012 Notes Due 2013 [Member]	Aug. 09, 2012 Notes Due 2013 [Member]	Sep. 30, 2012 Discount On Loan [Member]	Dec. 31, 2011 Discount On Loan [Member]	Sep. 30, 2012 Discount Related to BCF [Member]	Dec. 31, 2011 Discount Related to BCF [Member]
Notes Payable [Line Items]
Face value of Convertible Notes payable through maturity	$ 2,028,100	$ 1,926,250
Less unamortized discount	(254,446)	(1,284,363)				(251,250)		(12,600)	(138,993)	(245,582)	(260,333)	(1,038,782)
Convertible notes, net of unamortized discount	1,551,054	641,886
Convertible notes, net of unamortized discount	$ 77,720			$ 1,551,054	$ 641,886		$ 77,720

DUE FROM OR TO RELATED PARTY (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
DUE FROM OR TO RELATED PARTY [Abstract]
Due from related party	$ 23,969	$ 15,491
Due to officers	$ 50,206		$ 3,200

WARRANTS FOR COMMON STOCK (Narrative) (Details) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Jan. 25, 2011	Dec. 31, 2010
Warrant Liability [Line Items]
Warrants, expiration period	5 years	5 years
Issuance of warrants as derivative liability instruments upon conversion of note payable	$ 653,933	$ 653,933	$ 550,000	$ 3,061,750
Warrants outstanding upon conversion of convertible notes	11,007,754	11,007,754	8,668,701
Warrant liability - net	535,017	1,981,917
Warrants issued to purchase common stock		193,200
Noncash consideration expense		814,500
Notes Due 2013 [Member]
Warrant Liability [Line Items]
Warrants, expiration period		5 years
Issuance of warrants as derivative liability instruments upon conversion of note payable	92,750	92,750
Warrants	185,500	185,500
Warrants, exercise price	1	1
Warrant 1 [Member]
Warrant Liability [Line Items]
Warrants	5,016,722	5,016,722
Warrants, exercise price	2.82	2.82
Original amount of liability related to warrant	1,550,000	1,550,000
Warrants issued to purchase common stock		5,319,150
Warrant 2 [Member]
Warrant Liability [Line Items]
Warrants	3,651,978	3,651,978
Warrants, exercise price	1.45	1.45
Original amount of liability related to warrant	$ 1,511,750	$ 1,511,750
Warrants issued to purchase common stock		3,777,905
Warrant 3 [Member] | Private Placement Debt Due May 2012
Warrant Liability [Line Items]
Warrants, expiration period	5 years	5 years
Warrants outstanding upon conversion of convertible notes	199,862	199,862
Warrants, exercise price	1.45	1.45
Warrants issued to purchase common stock		193,200
Warrant 4 [Member] | Private Placement Debt Due May 2012
Warrant Liability [Line Items]
Warrants, expiration period	5 years	5 years
Warrants outstanding upon conversion of convertible notes	1,710,833	1,710,833
Warrants, exercise price	1	1

WARRANTS FOR COMMON STOCK (Roll-Forward of Warrant Liabilitiy from Initial Valuation) (Details) (USD $)	9 Months Ended	11 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrant Liability [Line Items]
Fair value of warrant liability, beginning balance	$ 550,000	$ 3,061,750
Fair value of warrant liability	152,000
Gain as a result of change in fair value		(2,511,750)
Fair value, ending balance	653,933	550,000
Upon partial conversion of December 16, 2011 Notes [Member]
Warrant Liability [Line Items]
Fair value, ending balance		152,100
Upon issuance - May 15, 2012 [Member]
Warrant Liability [Line Items]
Fair value, ending balance		1,841,000
Upon maturity of August 9, 2012 Notes [Member]
Warrant Liability [Line Items]
Gain as a result of change in fair value	(1,981,917)
Fair value, ending balance	$ 92,750

WARRANTS FOR COMMON STOCK (Warrant Activity) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
WARRANTS FOR COMMON STOCK [Abstract]
Warrant outstanding beginning balance	8,668,701
Warrants issued	1,904,033	8,668,701
Additional warrants due to anti-dilution provisions	435,020
Warrants exercised
Warrant outstanding and exercisable ending balance	11,007,754	8,668,701

COMMITMENTS (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Long-term Purchase Commitment [Line Items]
License agreement expiration year	2022
Milestone payment upon approval of a product	$ 150,000
Patent cost and patent maintenance	55,853	93,343
Lease agreements, annual license fees	65,000
Leased office space, area in square feet	3,800
Leased office space, lease term	3 years
Fisca lYear 2012 [Member]
Long-term Purchase Commitment [Line Items]
Annual minimum royalty payments	75,000
Fiscal Year 2013 [Member]
Long-term Purchase Commitment [Line Items]
Annual minimum royalty payments	75,000
Fiscal Year 2014 [Member]
Long-term Purchase Commitment [Line Items]
Annual minimum royalty payments	$ 200,000

COMMITMENTS (Schedule Rent) (Details) (USD $)	Sep. 30, 2012
COMMITMENTS [Abstract]
2012	$ 8,750
2013	37,833
2014	$ 28,000

EARNINGS PER COMMON SHARE (Computation of Basic and Diluted Earnings Per Common Share) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
EARNINGS PER COMMON SHARE [Abstract]
Net income (loss) attributed to common shareholders	$ (448,925)	$ (465,082)	$ (2,429,915)	$ (2,218,362)	$ (1,353,903)	$ (1,423,632)
Denominator for basic earnings per share-weighted average shares outstanding	31,048,979	27,209,646	29,477,387	26,263,743	26,391,204	12,437,983
Effect of dilutive securities: Warrants, restricted stock and options outstanding
Denominator for diluted earnings per common share - weighted average shares adjusted for dilutive securities	31,048,979	27,209,646	29,477,387	26,263,743
Income (loss) per common share - basic	$ (0.01)	$ (0.02)	$ (0.08)	$ (0.08)
Income (loss) per common share- diluted	$ (0.01)	$ (0.02)	$ (0.08)	$ (0.08)

EARNINGS PER COMMON SHARE (Securities Outstanding Excluded from Computation Because they would have been Anti-Dilutive) (Details)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding but excluded from computation of earnings per share	18,336,453	9,386,978
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding but excluded from computation of earnings per share	11,007,754	8,651,978
Convertible Debt Issued December 16, 2011 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding but excluded from computation of earnings per share	5,296,133
Debt conversion, shares issued	2,888,800
Convertible Debt Issued August 9, 2012 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding but excluded from computation of earnings per share	742,000
Debt conversion, shares issued	371,000
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding but excluded from computation of earnings per share	550,000	700,000
Convertible Note [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding but excluded from computation of earnings per share	290,566
Options Held [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding but excluded from computation of earnings per share	450,000	35,000

STOCK BASED COMPENSATION (Narrative) (Details) (USD $)	9 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Oct. 21, 2010 Equity Incentive Plan 2010 [Member]	Sep. 30, 2012 Equity Incentive Plan 2010 [Member]	Sep. 30, 2011 Equity Incentive Plan 2010 [Member]	Sep. 30, 2012 Equity Incentive Plan 2010 [Member]	Sep. 30, 2011 Equity Incentive Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for grant under EIP					4,250,000
Equity incentive plan term					10 years
Equity based employee compensation expense	$ 776,441	$ 327,458	$ 376,437	$ 144,345		$ 31,241	$ 48,979	$ 690,975	$ 327,458
Restricted shares awarded vested immediately								550,000
Unrecognized compensation expense related to non-vested restricted shares and stock option	131,563
Unrecognized compensation expense related to non-vested stock options, fair value at grant d	$ 51,000

STOCK BASED COMPENSATION (Summary of All Stock Option Activity) (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Number of Options
Options Outstanding, Beginning of Period	35,000
Granted	415,000
Options Outstanding, End of Period	450,000
Exercisable, End of Period	380,000
Weighted Average Exercise Price
Options Outstanding, Beginning of Period	$ 1.2
Granted	$ 0.69
Options Outstanding, End of Period	$ 0.73
Exercisable, End of Period	$ 0.74
Aggregate Intrinsic Value
Options Outstanding, End of Period
Exercisable, End of Period

SUBSEQUENT EVENT (Details) (USD $)	3 Months Ended	9 Months Ended	1 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Oct. 31, 2012 Private Placement [Member]
Subsequent Event [Line Items]
Gross cash proceed from private placement			$ 750,000
Private placement, price per share			$ 0.25
Warrant issued per each common share issued			0.5
Warrants, exercise price			1
Warrants, expiration period	5 years	5 years	5 years